AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 23, 1998.

                       1933 ACT REGISTRATION NO. 2-99810
                      1940 ACT REGISTRATION NO. 811-04391

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 35

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 33

                              THE PBHG FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               825 DUPORTAIL ROAD
                                WAYNE, PA 19087
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 433-0051

                                HAROLD J. BAXTER
                       PILGRIM BAXTER & ASSOCIATES, LTD.
                               825 DUPORTAIL ROAD
                         WAYNE, PENNSYLVANIA 19087-5525
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

JOHN M. ZERR, ESQ.                       WILLIAM H. RHEINER, ESQ.
GENERAL COUNSEL AND SECRETARY            BALLARD SPAHR ANDREWS & INGERSOLL, LLP
PILGRIM BAXTER & ASSOCIATES, LTD.        1735 MARKET STREET
825 DUPORTAIL ROAD                       51ST FLOOR
WAYNE, PENNSYLVANIA 19087-5525           PHILADELPHIA, PENNSYLVANIA  19103-7599

Approximate date of Proposed Public Offering: As soon as practicable after effective date of Registration Statement

 It is proposed that this filing will become effective:


__________        immediately upon filing pursuant to paragraph (b)

__________        on [date] pursuant to paragraph (b)

__________        60 days after filing pursuant to paragraph (a)(1)

__________        on ____________________, pursuant to paragraph (a)(1)

    X             75 days after filing pursuant to paragraph (a)(2)
---------

__________        on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following:

_______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment



Title of Securities Being Registered:  Common Stock

                              THE PBHG FUNDS, INC.
                              CROSS REFERENCE SHEET
                            (as required by Rule 495)




PART A.  Item No. and Captions                    Caption in Prospectus
1.  Cover Page                                    Cover Page
2.  Synopsis                                      Summary
3.  Condensed Financial Information               Expense Summary; Financial Highlights; Performance
                                                  Advertising
4.  General Description of Registrant             The Fund and the Portfolios; Investment Objectives and
                                                  Policies; General Investment Policies and Strategies; Risk
                                                  Factors; Investment Limitations; General Information - The
                                                  Fund
5.  Management of the Fund                        Financial Highlights; General Information - Directors of the
                                                  Fund; General Information - The Adviser; General
                                                  Information - Value Investors; General Information - The
                                                  Administrator and Sub-Administrator; General Information
                                                  - The Transfer Agent and Shareholder Servicing Agents;
                                                  General Information - The Distributor
6.  Capital Stock and Other Securities            The Fund and the Portfolios; General Information - Voting
                                                  Rights; General Information - Dividends and Distributions;
                                                  Taxes
7.  Purchase of Securities Being Offered          How to Purchase Fund Shares; Shareholder Services;
                                                  Determination of Net Asset Value; General Information -
                                                  The Distributor
8.  Redemption or Repurchase                      How to Redeem Fund Shares; Determination of Net Asset
                                                  Value
9.  Pending Legal Proceedings                     Not Applicable


PART B.  Item No. and Captions                    Caption in Statement of Additional Information

10. Cover Page                                    Cover Page
11. Table of Contents                             Table of Contents
12. General Information and History               The Fund
13. Investment Objectives and Policies            Description of Permitted Investments; Investment
                                                  Limitations; Description of Shares
14. Management of the Registrant                  Directors and Officers of the Fund; The Administrator
15. Control Persons and Principal Holders of      Directors and Officers of the Fund; 5% and 25%
    Securities                                    Shareholders
16. Investment Advisory and Other Services        The Adviser and Sub-Advisers; The Administrator and
                                                  Sub-Administrator; The Distributor
17. Brokerage Allocation                          Portfolio Transactions
18. Capital Stock and Other Securities            Description of Shares
19. Purchase, Redemption, and Pricing of          Purchase and Redemption of Shares;
    Securities Being Offered                      Determination of Net Asset Value
20. Tax Status                                    Taxes
21. Underwriters                                  The Distributor
22. Calculation of Yield Quotations               Computation of Yield; Calculation of Total Return
23. Financial Statements                          Financial Statements


Part C. Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                              THE PBHG FUNDS, INC.
                                PBHG CLASS SHARES

                      PROSPECTUS DATED __________ __, 1999

The PBHG Funds, Inc. (the "Fund") is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers PBHG Class shares of each of the following portfolios (each a "Portfolio" and, together, the "Portfolios"):

                           PBHG NEW OPPORTUNITIES FUND
                             PBHG FOCUSED VALUE FUND

This Prospectus sets forth concisely the information about the Fund and the Portfolios that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated ________ __, 1999, has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling 1-800-433-0051. This Prospectus is also available on the Fund's Web site at http://www.pbhgfunds.com. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund and other registrants that file electronically with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency and are subject to investment risk, including the possible loss of principal.

In order to facilitate the management of the PBHG New Opportunities Fund, the Board of Directors of the Fund has determined that at the close of business on the Business Day (as defined later in this Prospectus) on which the net asset value of the PBHG New Opportunities Fund first exceeds $150 million (the "Closing Day"), the PBHG New Opportunities Fund shall close to all new and subsequent investments other than the following: (a) subsequent investments made by persons who were shareholders of the PBHG New Opportunities Fund on the Closing Day; (b) new and subsequent investments made by discretionary advised clients of the Adviser and its affiliates; and (c) new and subsequent investments by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the "Code") or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. This decision does not affect the status of the PBHG Focused Value Fund.

SUMMARY

     The PBHG Funds, Inc. (the "Fund") is an open-end management investment company which provides a convenient way to invest in professionally managed portfolios of securities. This Prospectus provides basic information about the following two separate series of the Fund: the PBHG New Opportunities Fund ("New Opportunities Fund") and the PBHG Focused Value Fund ("Focused Value Fund"). The New Opportunities Fund is classified as a diversified investment company and the Focused Value Fund is classified as a non-diversified investment company.

     Who are the Adviser and the Sub-Adviser? Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to each Portfolio. Pilgrim Baxter Value Investors, Inc. ("Value Investors") serves as the sub-adviser to the Focused Value Fund. See "The Adviser" and "Value Investors" under the caption "General Information."

TABLE OF CONTENTS


SUMMARY....................................................................3
EXPENSE SUMMARY............................................................4
THE FUND AND THE PORTFOLIOS................................................6
INVESTMENT OBJECTIVES AND POLICIES.........................................6
GENERAL INVESTMENT POLICIES AND STRATEGIES.................................9
RISK FACTORS..............................................................10
INVESTMENT LIMITATIONS....................................................12
HOW TO PURCHASE FUND SHARES...............................................12
SHAREHOLDER SERVICES......................................................15
HOW TO REDEEM FUND SHARES.................................................18
DETERMINATION OF NET ASSET VALUE..........................................20
PERFORMANCE ADVERTISING...................................................20
TAXES.....................................................................21
GENERAL INFORMATION.......................................................22
GLOSSARY OF PERMITTED INVESTMENTS.........................................28

     Who are the Administrator and Sub-Administrator? PBHG Fund Services, a wholly-owned subsidiary of the Adviser, serves as the administrator of the Fund, and SEI Fund Resources, an affiliate of the Fund's distributor, serves as sub-administrator of the Fund. See "The Administrator and Sub-Administrator" under the caption "General Information."

     Who are the Transfer Agent and Shareholder Servicing Agents? DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund (the "Transfer Agent"). PBHG Fund Services serves as shareholder servicing agent of the Fund. UAM Shareholder Service Center, Inc., an affiliate of the Adviser, serves as sub-shareholder servicing agent of the Fund. The Fund may also pay amounts to certain third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. See "The Transfer Agent and Shareholder Servicing Agents" under the caption "General Information."

     Who is the Distributor? SEI Investments Distribution Co. provides the Fund with distribution services. See "The Distributor" under the caption "General Information."

     Is There a Sales Load? No, PBHG Class shares of each Portfolio are offered on a no-load basis.

     Is There a Minimum Investment? The New Opportunities Fund has a minimum initial investment of $5,000 for regular accounts and $2,000 for IRAs. The Focused Value Fund has a minimum initial investment of $2,500 for regular accounts and $2,000 for IRAs. Each Portfolio, however, has a minimum initial investment of $500 for both regular accounts and IRAs provided a Systematic Investment Plan is established by the investor with a minimum investment of $25 per month at the same time that the initial investment is made. The minimum initial investment for Education IRAs is $500.

     How Do I Purchase and Redeem Shares? Purchases and redemptions may be made through the Transfer Agent on any day on which the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment by check or readily available funds prior to 4:00 p.m. Eastern time. Redemption orders placed with the Transfer Agent prior to 4:00 p.m. Eastern time on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. The Fund also offers a Systematic Investment Plan and a Systematic Withdrawal Plan. See "Shareholder Services."

EXPENSE SUMMARY

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in PBHG Class shares.

Annual Operating Expenses

(as a percentage of average net assets after applicable fee waivers and expense reimbursements)



                                                                                                 Total Operating
                                                                         Other                   Expenses (net of
                                               Advisory                  Expenses (net of        fee waivers and
                                             Fees (net of                expense                 expense
                                             fee waivers,     12b-1      reimbursements,         reimbursements, if
                                             if any) (1)      Fees       if any) (1)(2)          any)(1)(3)
----------------------------------------  ------------------  ---------- ----------------------  ------------------------
 New Opportunities Fund                         1.21%         None       0.79%                   2.00%
----------------------------------------  ------------------  ---------- ----------------------  ------------------------
 Focused Value Fund                             0.48%         None       1.02%                   1.50%
========================================  ==================  ========== ======================  ========================

---------------

(1) Because these Portfolios of the PBHG Funds had not yet commenced operations prior to the date of this Prospectus, "Other Expenses" are based on estimated amounts, net of any expense reimbursement. Absent any fee waiver or expense reimbursement arrangement, "Advisory Fees," "Other Expenses" and "Total Operating Expenses," respectively, as a percentage of average net assets of each Portfolio are as follows:

                                                                      Total
                                 Advisory          Other            Operating
                                   Fees           Expenses          Expenses
                                 --------         --------          ---------

     New Opportunities Fund      1.50%             0.79%              2.29%
     Focused Value Fund          0.85%             1.02%              1.87%

(2) A wire redemption charge, currently $10, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.

(3) The Adviser has agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the "Total Operating Expenses" of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenditures and extraordinary expenses) do not exceed, as a percentage of daily net assets, on an annualized basis: 2.00% of the New Opportunities Fund and 1.50% of the Focused Value Fund. The fee waiver/expense reimbursement arrangement for each Portfolio is expected to remain in effect for the current fiscal year. If in any fiscal year in which a Portfolio's assets are greater than $75 million and its "Total Operating Expenses" do not exceed the limits previously noted, the Board of Directors may elect to reimburse the Adviser for any fees it waived or expenses it reimbursed on that Portfolio's behalf during the previous two fiscal years.

Example An investor in PBHG Class shares of a Portfolio would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each period.


                                            1 Year          3 Years
----------------------------------       --------------  --------------
 New Opportunities Fund                       $20             $63
----------------------------------       --------------  --------------
 Focused Value Fund                           $15             $47
==================================       ==============  ==============

The example is based upon total operating expenses for the Portfolios as set forth in the "Annual Operating Expenses" table above and assumes that the percentage amounts listed in such table under "Total Ooperating Expenses" apply in year one through year three. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in PBHG Class shares of each Portfolio. See "The Adviser" and "The Administrator and Sub-Administrator" under the caption "General Information."

THE FUND AND THE PORTFOLIOS

The Fund is an open-end management investment company with 16 separate series. The Fund is offering, by means of this Prospectus, shares in 2 of those separate series: New Opportunities Fund and Focused Value Fund. The Fund's shares are currently divided into two classes of shares (PBHG Class and Advisor Class) having such preferences and special or relative rights and privileges as the Board of Directors determines. Only the PBHG Class shares of each Portfolio are offered by this Prospectus. Advisor Class shares are not currently available for the Portfolios. Additional information pertaining to the Fund may be obtained in writing from the Fund's Transfer Agent at DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534, or by calling 1-800-433-0051.

INVESTMENT OBJECTIVES AND POLICIES

PBHG New Opportunities Fund

The New Opportunities Fund, a diversified portfolio, seeks long-term capital appreciation. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common and preferred stocks, warrants and convertible securities of U.S. companies in economic sectors which, in the Adviser's opinion, have above-average long-term growth potential. These companies will generally have market capitalizations under $1 billion. The Adviser manages this Portfolio using a long-term investment strategy. Therefore, the Portfolio may underperform other equity investments during certain short-term periods. Some of the sectors and industries within those sectors that the Adviser believes have above-average growth potential over the next three to five years are:

Personal Communications - long distance telephone, competitive local exchange carriers, cellular telephone and paging and personal communication networks;

Media/Entertainment - cable television system operators, cable television network programmers, film entertainment providers, radio and television stations and billboard advertisers;

Medical Technology/Cost-Containment - home and outpatient care, medical device companies, drug and biotechnology, health care information services, physician practice management and managed care providers;

Environmental Services - solid waste disposal, hazardous waste disposal, remediation services and environmental testing;

Energy Related Services - oil and gas exploration and production companies and contract drilling services;

Technology - database software, application software, entertainment software, networking software, computer system integrators, information services, internet related companies, semiconductors and manufacturing technology;

Financial Services - specialty insurance companies, credit card issuers, and other consumer-oriented financial services companies; and

Consumer Products and Services - retailers, restaurants, hotel chains, travel companies, consumer franchise companies and other consumer product or service companies able to provide quality products or service at lower prices or offering greater perceived value than competitors.

Of course, the sectors that the Adviser believes have above-average long-term growth potential will change as the economy changes. As a result, the Portfolio may or may not be invested in these or other sectors at any time.

In addition, the Portfolio may emphasize one or more sectors. For example, the Portfolio may invest 100% of its total assets in one sector. Although the Portfolio will not invest 25% or more of its total assets in any one industry, the Portfolio's emphasis on certain sectors of the economy may make the Portfolio's performance more susceptible to economic, political or regulatory developments in that sector. As a result, the Portfolio's net asset value may fluctuate more than other equity investments.

The New Opportunities Fund also may invest in foreign securities, including ADRs, and may sell securities short. The Portfolio may use futures and option contracts to equitize cash, minimize price fluctuations in its holdings or adjust its market exposure. See "Risk Factors" and Glossary of Permitted Investments" for additional information.

PBHG Focused Value Fund

The Focused Value Fund, a non-diversified portfolio, seeks to achieve above-average total return over a market cycle of three to five years. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of undervalued U.S. companies across all market capitalizations.

To determine whether a company is "undervalued," the Adviser and Value Investors use their own research, computer models and proprietary measures of value. The Adviser and Value Investors consider, among other factors: the relationship of a company's potential earnings power to its current stock price; current dividend income and the potential for dividend growth; low price/earnings ratio relative to other similar companies; strong competitive advantages, including a recognized brand or trade name or niche market position; sufficient resources for expansion; capability of management; and favorable overall business prospects. As a value fund, the Portfolio could be invested in a company that is out-of-favor with mainstream investors. For example, the Portfolio may invest in securities of companies that are considered to be financially sound and attractive investments based on their operating history, but are experiencing temporary earnings declines due to unfavorable publicity or adverse economic conditions that may be company or industry specific. The Portfolio also may invest in companies that the Adviser and Value Investors believe will react positively to changing economic conditions or in companies that have taken or are expected to take actions to improve their financial results or increase their share price. This value approach also may result in investment selections that are out-of-favor with other investors. However, this approach may also produce significant capital appreciation for the Portfolio.

The Portfolio is non-diversified, which means its performance is dependent upon the securities of a smaller number of companies than is the case with a diversified fund. As a result, the impact of a change in value (positive or negative) of a single holding may be magnified. Although the Portfolio is classified as a non-diversified investment company under the Investment Company Act of 1940, the Portfolio intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, which requires that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

The Focused Value Fund also may invest in preferred stocks, warrants, convertible securities and foreign securities, including ADRs, that are traded on an exchange or an established over-the-counter market. The Portfolio may sell securities short. The Portfolio may use futures contracts to equitize cash, minimize price fluctuations in its holdings or adjust its market exposure. See "Risk Factors" and "Glossary of Permitted Investments" for additional information.

THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE.

GENERAL INVESTMENT POLICIES
AND STRATEGIES

Investment Process of the Adviser

The Adviser's investment process is both quantitative and fundamental, and is extremely focused on earnings growth. In seeking to identify investment opportunities, the Adviser begins by creating a universe of rapidly growing companies with market capitalizations within the parameters described for each Portfolio and that possess certain quality characteristics. Using proprietary software and research models that incorporate important attributes of successful growth, such as positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth, the Adviser creates a universe of growing companies. Then, using fundamental research, the Adviser evaluates each company's earnings quality and assesses the sustainability of the company's current growth trends. Through this highly disciplined process, the Adviser seeks to construct investment portfolios that possess strong growth characteristics. The Adviser tries to keep each Portfolio fully invested at all times. Because the universe of companies will undoubtedly experience volatility in stock price, it is important that shareholders in the Portfolios maintain a long-term investment perspective. Of course, there can be no assurance that use of these techniques will be successful, even over the long term.

Investment Process of Value Investors

Value Investor's investment process, like that of the Adviser, is both quantitative and fundamental. In seeking to identify attractive investment opportunities, Value Investors first creates a universe of companies each of whose current share price is low in relation to its real worth or future prospects. Using custom designed research models and proprietary software, which incorporate certain key elements of value investing (such as consistency of dividend payment, balance sheet strength, and low stock price relative to its assets, earnings, cash flow and business franchise), Value Investors screens more than 8,000 possible companies and creates an initial universe of statistically attractive value companies. Following the creation of this universe of possible investments, Value Investors uses its fundamental research capabilities to carefully identify securities that are currently out of favor but which have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value. Once constructed, portfolios are continually monitored for change. Value Investors follows a disciplined valuation approach. Value Investors' decision to sell a security depends on many factors. However, generally speaking, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of its expectations. Of course, there can be no assurance that use of these techniques will be successful, even over the long term.

Portfolio Turnover

Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. It is expected that under normal market conditions, the annual portfolio turnover rates for each of the PBHG Funds will not exceed the following levels: the New Opportunities Fund, 500% and the Focused Value Fund, 300%. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolio. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

Temporary Defensive Positions

Under normal market conditions, each Portfolio expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Adviser or Value Investors, as appropriate, determines that market conditions warrant, each Portfolio may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Portfolio's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective. See "Glossary of Permitted Investments" and the Statement of Additional Information for additional information.

RISK FACTORS

Small and Medium Capitalization Stocks

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in either Portfolio may be more suitable for long-term investors who can bear the risk of these fluctuations. The New Opportunities Fund and the Focused Value Fund may invest extensively in securities of issuers with small or medium market capitalizations. While the Adviser and Value Investors intend to invest in small and medium capitalization companies that have strong balance sheets and favorable business prospects, any investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

Over-the-Counter Market

Each Portfolio may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which each Portfolio invests may not be as great as that of other securities and, if a Portfolio were to dispose of such a stock, it might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

Foreign Securities

Each of the Portfolios may invest up to 20% of their total assets in foreign securities. For purposes of this limitation, ADRs are not included. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

Investments in Technology Companies

Each of the Portfolios may invest in equity securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

Options and Futures Contracts

Each Portfolio may utilize futures contracts and may write and purchase put and call options. The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the extremely high degree of leveraging involved in futures contracts. As a result, a relatively small price movement in a futures contract may cause an immediate and substantial loss or gain. The primary risks associated with the use of options and futures contracts are (i) imperfect correlations between the change in market value of the securities held by the Portfolio and the prices of the options or futures contracts purchased or sold by the Portfolio and (ii) possible lack of a liquid secondary market for an over-the-counter option or futures contract and the resulting inability to close the over-the-counter option of futures position prior to its maturity date, which could have an adverse impact on the Portfolio's ability to execute futures and options strategies.

For additional information regarding permitted investments for each Portfolio and other risks, see "Glossary of Permitted Investments" and the Statement of Additional Information.

INVESTMENT LIMITATIONS

The investment objective of each Portfolio and certain investment limitations are fundamental policies of each Portfolio. A Portfolio's fundamental policies cannot be changed without the consent of the holders of a majority of such Portfolio's outstanding shares. The following description summarizes several of the Portfolios' fundamental investment limitations which are fully set forth in the Statement of Additional Information.

Neither Portfolio may:

Invest 25% or more of its total assets at the time of purchase in securities of issuers (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) whose principal business activities are in the same industry.

Borrow money except in the amounts up to 33 1/3% of the total assets of each Portfolio.

In addition, the New Opportunities Fund may not:

Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer, except that up to 25% of its assets may be invested without regard to these limits. For purposes of this limitation, the term "issuer" does not include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations.

HOW TO PURCHASE FUND SHARES

You may purchase shares of each Portfolio directly through DST Systems, Inc., the Fund's Transfer Agent. Purchases of shares of each Portfolio may be made on any Business Day. Shares of each Portfolio are offered only to residents of states in which such shares are eligible for purchase.

You may place orders by mail, wire or telephone. If market conditions are extraordinarily active, or if severe weather or other emergencies exist, and you experience difficulties placing orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery.

You may also purchase shares of each Portfolio through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Portfolios. Such financial institutions may charge you a fee for this service in addition to each Portfolio's public offering price.

Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expenses for acting upon wire instructions, or telephone instructions that it reasonably believes to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

Each Portfolio reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities for small or medium capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the Adviser may from time to time recommend to the Board of Directors of the Fund that a Portfolio which invests extensively in such companies indefinitely discontinue the sale of its shares to new investors (other than directors, officers and employees of the Adviser, Value Investors and their affiliated companies). In such event, the Board of Directors would determine whether such discontinuance is in the best interests of the applicable Portfolio and its shareholders.

Minimum Investment

The minimum initial investment in the New Opportunities Fund is $5,000 for regular accounts and $2,000 for traditional or Roth IRAs. The minimum initial investment in the Focused Value Fund is $2,500 for regular accounts and $2,000 for traditional or Roth IRAs. However, investors who establish a Systematic Investment Plan, as described below, with a minimum investment of $25 per month may at the same time open a regular account or traditional or Roth IRA with any Portfolio with a minimum initial investment of $500. There is no minimum for subsequent investments. The Distributor may waive the minimum initial investment amount at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Fund's Systematic Investment Plan must be at least $25.

Initial Purchase by Mail

An account may be opened by mailing a check or other negotiable bank draft payable to The PBHG Funds, Inc. for at least the minimum initial amount specified above for regular and IRA accounts, and a completed Account Application to The PBHG Funds, Inc. c/o DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534. The Fund will not accept third-party checks, i.e., a check not payable to The PBHG Funds, Inc. or a Portfolio for initial or subsequent investments.

Additional Purchases By Phone (Telephone Purchase)

You may purchase additional shares by telephoning the Transfer Agent at 1-800-433-0051. The minimum telephone purchase is $1,000, and the maximum is five times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the offering price next computed after the receipt of the call by the Transfer Agent. Payment for the telephone purchase must be received by the Transfer Agent within seven days. If payment is not received within seven days, you will be liable for all losses incurred by the Fund as a result of the cancellation of such purchase.

Initial Purchase By Wire

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares of the Portfolios by requesting your bank to transmit funds by wire. Before making an initial investment by wire, you must first telephone 1-800-433-0051 to receive an Account Application and be assigned an account number. The Account Application must be received prior to receipt of the wire. Your name, account number, taxpayer identification number or Social Security Number, and address must be specified in the wire. All wires must be received by 4:00 p.m. Eastern time to be effective on that day. In addition, an original Account Application should be promptly forwarded to: The PBHG Funds, Inc. c/o DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534. All wires must be sent as follows: United Missouri Bank of Kansas City, N.A.; ABA #10-10-00695; for Account Number 98705-23469; Further Credit:
[name of Portfolio and your assigned account number].

Additional Purchases by Wire

Additional investments may be made at any time through the wire procedures described above, which must include your name and account number. Your bank may impose a fee for investments by wire.

Purchase by ACH

If you have made this election, shares of each Portfolio may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should complete the bank information section on the Account Application and attach a voided check or deposit slip to the Account Application. This option must be established on your account at least 15 days prior to your initiating an ACH transaction. The maximum purchase allowed through ACH is $100,000.

General Information Regarding Purchases

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment before 4:00 p.m. Eastern time. Payment may be made by check or readily available funds. The purchase price of shares of a Portfolio is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of a Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of the Portfolios.

In order for your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern time, and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Transfer Agent so that you may receive the same day's net asset value.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred by the Fund. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interests of the Fund or its shareholders to accept such an order.

SHAREHOLDER SERVICES

Shareholder Inquiries and Services Offered

If you have any questions about the Portfolios or the shareholder services described below, please call the Fund at 1-800-433-0051. Written inquiries should be sent to DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534. The Fund reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below, the Fund's Transfer Agent receives your notification to discontinue such service(s) at least ten (10) days before the next scheduled investment or withdrawal date.

Systematic Investment and Systematic Withdrawal Plans

For your convenience, the Fund provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.

(1) Systematic Investment Plan. The Systematic Investment Plan is a convenient way for you to purchase shares in the Portfolios at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Portfolios despite their fluctuating net asset values through regular purchases of a fixed dollar amount of shares in the Portfolios. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when a Portfolio's net asset value is relatively low and fewer shares being purchased when a Portfolio's net asset value is relatively high, thereby helping to decrease the average price of your shares. Investors who establish a Systematic Investment Plan may open an account with a minimum balance of $500. Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction per Portfolio) from your designated checking or savings account. Your systematic investment in the Portfolio(s) designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. This Systematic Investment Plan must be established on your account at least 15 days prior to the intended date of your first systematic investment.

(2) Systematic Withdrawal Plan. The Systematic Withdrawal Plan provides a convenient way for you to receive current income while maintaining your investments in the Portfolio(s). The Systematic Withdrawal Plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Portfolio(s) to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. The Systematic Withdrawal Plan also provides the option of having a check mailed to the address of record for your account. In order to start this Plan, you must have a minimum balance of $5,000 in any account using this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

Exchange Privileges

Once payment for your shares has been received (i.e., an account has been established) and your payment has been converted to Federal funds, you may exchange some or all of your shares for shares of the other Portfolios of the Fund currently available to the public. However, you are limited to four (4) exchanges annually from such Portfolio. Exchanges are made at net asset value. The Fund reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty
(60) days' notice. Exchanges will be made only after proper instructions in writing or by telephone are received for an established account by the Transfer Agent.

The exchange privilege may be exercised only in those states where the shares of the new Portfolio may legally be sold.

Tax-Sheltered Retirement Plans

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and corporate money purchase pension and profit sharing plans, and 401(k) and 403(b) plans are available to investors in the Fund.

(1) Traditional IRAs. You may save for your retirement and shelter your investment income from current taxes by either: (a) establishing a new traditional IRA; or (b) "rolling-over" to the Fund monies from other IRAs or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use a traditional IRA to invest up to $2,000 per year of your earned income in any of the Portfolios. You may also invest up to $2,000 per year in a spousal IRA if your spouse has no earned income. There is a $10.00 annual maintenance fee charged to traditional IRA investors. If you maintain IRA accounts in more than one Portfolio of the Fund, you will only be charged one fee. This fee can be prepaid or will be debited from your account if not received by the announced deadline.

(2) Roth IRAs. Roth IRAs are similar to traditional IRAs in many respects and provide a unique opportunity for qualifying individuals to accumulate investment earnings tax-free. Contributions to Roth IRAs are not tax-deductible (while contributions to traditional IRAs may be), however, if you meet the distribution requirements, you can withdraw your investments without paying any taxes on the earnings. In addition to establishing a new Roth IRA, you may be eligible to convert a traditional IRA into a Roth IRA. Maintenance fees charged for Roth IRAs are similar to those for traditional IRAs.

(3) SEP-IRAs. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(4) 401(a) Keogh and Corporate Retirement Plans. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(5) 401(k) Plans. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Portfolios on a tax-deferred basis in order to help them meet their retirement needs.

(6) 403(b) Plans. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.

Other Special Accounts

The Fund also offers the following special accounts to meet your needs:

(1) Education IRAs. Education IRAs allow you to save for qualified higher education expenses of designated beneficiaries. Like traditional and Roth IRAs, Education IRAs provide an opportunity for your investment to grow tax-free until distributed. Contributions to an Education IRA are not tax deductible, however, distributions from an Education IRA which are used to pay qualified higher education expenses are tax-free. You may contribute up to $500 per year for the benefit of each prospective student under the age of 18. There is a $7.00 annual maintenance fee charged to Education IRA accounts. The fee can be prepaid or will be deducted from your account if not received by the announced deadline.

(2) Uniform Gift to Minors/Uniform Transfers to Minors. By establishing a Uniform Gift to Minors Account/Uniform Transfers to Minors Account with the Fund you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(3) Custodial and Fiduciary Accounts. The Fund provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please call toll free at 1-800-433-0051. Retirement investors may, however, wish to consult with their own tax counsel or adviser.

HOW TO REDEEM FUND SHARES

Redemption orders received by the Transfer Agent prior to 4:00 p.m. Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of a Portfolio next determined after the redemption order is effective. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) or by ACH will be forwarded only upon collection of payment for such shares; collection of payment will take 15 days.

You may also redeem shares of each Portfolio through certain broker-dealers and other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern time, and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day's net asset value per share.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH transfer.

By Mail

There is no charge for having a check for redemption proceeds mailed to you.

By Telephone

Redemption orders may be placed by telephone, provided that this option has been selected. Shares held in IRA accounts are not eligible for this option and must be redeemed by written request. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If reasonable procedures are not employed, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions.

If market conditions are extraordinarily active, or other extraordinary circumstances exist and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery. The Fund will not accept redemption requests for an amount greater than $50,000 by telephone instruction, except for cases where the proceeds of the redemption request are transmitted by Federal wire to a pre-established checking account. Such redemption requests must be received in writing and be signature guaranteed.

By Wire

The Transfer Agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of a Portfolio by Federal Reserve wire on federal holidays restricting wire transfers.

BY ACH

The Fund does not charge for ACH transactions; however, proceeds from such transactions will not be posted to your bank account until the second Business Day following the transaction. In order to process a redemption by ACH, banking information must be established on your account at least 15 days prior to initiating a transaction. A voided check or deposit slip must accompany requests to establish this option.

Signature Guarantees

A signature guarantee is a widely accepted way to protect you by verifying the signature on certain redemption requests. The Fund requires signature guarantees to be provided in the following circumstances: (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds; (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account; and (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) written requests to add telephone exchange and telephone redemption options to an account; and (7) changes in previously designated wiring instructions. These requirements may be waived or modified upon notice of shareholders. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. The Fund does not accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Minimum Account Size

Due to the relatively high cost of maintaining smaller accounts, the Fund will impose an annual $12.00 minimum account charge and reserves the right to redeem shares in any non-retirement account if, as the result of redemptions, the value of any account drops below the minimum initial investment amount, specified above, for each Portfolio. See "Minimum Investment" and "Systematic Investment and Systematic Withdrawal Plans" for minimum investments. You will be allowed at least 60 days, after notice from the Fund, to make an additional investment to bring your account value up to at least the applicable minimum account size before the annual $12.00 minimum account fee is charged and/or the redemption of a non-retirement account is processed. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to the applicable minimum account size.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined daily, normally as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on any Business Day. The net asset value per share of each Portfolio is listed under PBHG in the mutual fund section of most major daily newspapers, including The Wall Street Journal. Each Portfolio's assets are primarily valued on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the assets have been materially affected by events occurring after the close of the foreign markets, assets may be valued by another method that the Board of Directors believes accurately reflects fair value.

PERFORMANCE ADVERTISING

From time to time, each Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of each Portfolio refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

Each Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. Each Portfolio may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. Each Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. Each Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

Each Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

The performance of the Fund's Advisor Class shares will be lower than that of the Fund's PBHG Class shares because of the additional Rule 12b-1 shareholder servicing expenses charged to Advisor Class shares.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or their shareholders. Accordingly, you are urged to consult your tax advisors regarding specific questions as to federal, state and local income taxes. See the Statement of Additional Information.

Tax Status of the Portfolios

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other Portfolios. Each Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded RICs as defined under Subchapter M of the Code. So long as a Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

Tax Status of Distributions

Each Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Dividends from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of a Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolios will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Portfolios (such as U.S. Treasury STRIPS, defined in "Glossary of Permitted Investments" below) are sold with original issue discount and thus do not make periodic cash interest payments. Each Portfolio will be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Portfolio has not received any interest payments on such obligations during that period. Because a Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser or sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by a Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from a Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in your particular state.

Dividends declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Tax Treatment of Transactions

Each sale, exchange or redemption of a Portfolio's shares is a taxable event to the shareholder.

Income derived by a Portfolio from securities of foreign issuers may be subject to foreign withholding taxes.

GENERAL INFORMATION

The Fund

The Fund, an open-end management investment company, was originally incorporated in Delaware in 1985 under the name PBHG Growth Fund, Inc. Effective July 31, 1992, the Fund was reorganized as a Maryland corporation pursuant to an Agreement and Articles of Merger which was approved by Fund shareholders on July 21, 1992. On September 8, 1993, the Fund's shareholders voted to change the name of the Fund to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the Fund's shareholders voted to change the name of the Fund to The PBHG Funds, Inc. As of the date of this

Prospectus, the Fund has an authorized capitalization of 11.6 billion shares of common stock with a par value of $0.001 per share. All consideration received by the Fund for shares of any Portfolio and all assets of such Portfolio belong to that Portfolio and would be subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios. Each Portfolio of the Fund pays its respective expenses relating to its operation, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares of its Portfolios under federal and state securities laws, pricing and insurance expenses and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

The Adviser

Pilgrim Baxter & Associates, Ltd. is a professional investment management firm and registered investment adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of the Adviser is United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services and acquiring institutional investment management firms. UAM's corporate headquarters are located at One International Place, Boston, Massachusetts 02110. The Adviser currently has discretionary management authority with respect to approximately $10 billion in assets. In addition to advising the Portfolios, the Adviser provides advisory services to pension and profit-sharing plans, charitable institutions, corporations, individual investors, trusts and estates, and other investment companies. The principal business address of the Adviser is 825 Duportail Road, Wayne, Pennsylvania 19087.

The Adviser serves as the investment adviser to each Portfolio under an investment advisory agreement with the Fund (the "Advisory Agreement"). The Adviser makes the investment decisions for the assets of each Portfolio and continuously reviews, supervises and administers the investment program of each Portfolio, subject to the supervision of, and policies established by, the Board of Directors of the Fund.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: 1.50% of New Opportunities Fund's average daily net assets and 0.85% of the Focused Value Fund's average daily net assets. The investment advisory fees paid by the Portfolios are higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.

In the interest of limiting the expenses of the Portfolios, the Adviser has voluntarily entered into expense limitation agreements with the Fund ("Expense Limitation Agreements") pursuant to which the Adviser has agreed to waive or limit a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses to not more than 2.00% and 1.50% of the average daily net assets of each of the New Opportunities Fund and the Focused Value Fund, respectively. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of the New Opportunities Fund and the Focused Value Fund to exceed 2.00% and 1.50%, respectively. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 2.00% in the case of the New Opportunities Fund and 1.50% in the case of the Focused Value Fund; and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

Gary L. Pilgrim, CFA will serve as the portfolio manager of the New Opportunities Fund. Mr. Pilgrim has served as the Chief Investment Officer for the Adviser since 1990 and also serves as a Director of the Adviser.

Value Investors

Value Investors, 825 Duportail Road, Wayne, Pennsylvania, 19087, is a registered investment adviser that, along with its predecessors, has been in business since 1940. Value Investors is a wholly-owned subsidiary of the Adviser. Value Investors currently has discretionary management authority with respect to approximately $1.5 billion in assets. In addition to sub-advising the Focused Value Fund, Value Investors provides advisory services to pension and profit-sharing plans, charitable institutions, trusts, estates and other investment companies. Value Investors serves as the investment sub-adviser for the Focused Value Fund, pursuant to a sub-advisory agreement with the Fund and the Adviser ("Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, Value Investors manages the investments of the Focused Value Fund, selects investments and places all orders for purchases and sales of the Portfolio's securities, subject to the general supervision of the Board of Directors of the Fund and the Adviser.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreements for the Focused Value Fund, Value Investors is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Portfolio that is computed daily and paid monthly at an annual rate of 0.40%.

Gary D. Haubold will serve as manager of the Focused Value Fund. Mr. Haubold joined Value Investors in January 1997. Prior to joining Value Investors, Mr. Haubold was employed by Miller Anderson & Sherrerd ("MAS") from 1993 until January 1997. At MAS, Mr. Haubold served as the co-manager of the Mid-Cap Value Portfolio of the MAS Fund from its inception on December 30, 1994 through January 6, 1997 and the co-manager of the Small Cap Value Portfolio of the MAS Fund from December 31, 1994 through January 6, 1997. Mr. Haubold was the person primarily responsible for the day-to-day management of those two mutual funds during the periods noted. Prior to joining MAS, Mr. Haubold was Senior Vice President of Wood, Struthers & Winthrop.

The Administrator and Sub-Administrator

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Fund. The principal place of business of the Administrator is 825 Duportail Road, Wayne, PA 19087.

SEI Fund Resources (the "Sub-Administrator"), an indirect wholly-owned subsidiary of SEI Investments Company ("SEI") and an affiliate of the Fund's distributor, assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Fund, PBHG Advisor Funds, Inc., and PBHG Insurance Series Fund, Inc., calculated as follows: (i) 0.040% of the first $2.5 billion, plus (ii) 0.025% of the next $7.5 billion, plus (iii) 0.020% of the excess over $10 billion.

The Transfer Agent and Shareholder Servicing Agents

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534 serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund. The Administrator serves as shareholder servicing agent for the Fund under a shareholder servicing agreement with the Fund. UAM Shareholder Service Center, Inc. ("UAM SSC"), an affiliate of the Adviser, serves as sub-shareholder servicing agent for the Fund under a sub-shareholder servicing agreement between UAM SSC and the Administrator. The principal place of business of UAM SSC is 825 Duportail Road, Wayne, Pennsylvania 19087. From time to time, the Fund may pay amounts to third parties that provide sub- transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Fund, delivering, on behalf of the Fund, proxy statements, annual reports, updated Prospectuses, other communications regarding the Fund, and related services as the Fund or the beneficial owners may reasonably request. In such cases, the Fund will not compensate such third parties at a rate that is greater than the rate the Fund is currently paying the Fund's Transfer Agent for providing these services to shareholders investing directly in the Fund.

The Distributor

SEI Investments Distribution Co. (the "Distributor"), One Freedom Valley Road, Oaks, PA 19456, a wholly-owned subsidiary of SEI, provides the Fund with distribution services. No compensation is paid to the Distributor for distribution services for the PBHG Class shares of the Portfolios.

Directors of the Fund

The management and affairs of the Fund are supervised by the Board of Directors under the laws of the State of Maryland. The Directors have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

Voting Rights

Each share held entitles the shareholder of record to one vote. Shareholders of each Portfolio will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Portfolios of the Fund will be voted on only by shareholders of the affected series. Shareholders of all series of the Fund will vote together in matters affecting the Fund generally, such as the election of Directors or selection of independent accountants. Shareholders of the PBHG Class of the Fund will vote separately on matters relating solely to the PBHG Class and not on matters relating solely to the Advisor Class of the Fund. As a Maryland corporation, the Fund is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Fund and for the election of directors under certain circumstances. In addition, a director may be removed by the remaining directors or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting

The Fund issues unaudited financial information semi-annually and audited financial statements annually for each Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Year 2000 Compliance

There is general concern throughout the industry that a number of computer systems and software packages in use today may not be able to recognize the Year 2000 or accurately process information after December 31, 1999. The Fund is actively working with the Adviser, the sub-advisers and the Fund's other service providers, including but not limited to, the Administrator, Sub-Administrator, Distributor, Transfer Agent and shareholder servicing agents to identify potential problems and develop plans reasonably designed to address these potential problems before the Year 2000. While there can be no absolute assurance that all service providers will be fully Year 2000-compliant or that non-compliant systems or software will have no impact at all, the Fund believes that these steps will be successful in identifying and minimizing any negative impact associated with Year 2000 processing problems. Furthermore, the Fund does not currently anticipate that there will be any material cost to the Fund or any Portfolio as a result of this project.

Shareholder Inquiries

You may direct inquiries to the Fund by writing to The PBHG Funds, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534, or by calling 1-800-433-0051.

Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gains) of each Portfolio is distributed in the form of annual dividends. If any capital gain is realized, substantially all of it will be distributed by each Portfolio at least annually.

Shareholders automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next Business Day after the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve wire or ACH transfer. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Dividends and distributions of the Portfolios are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Counsel and Independent Accountants

Ballard Spahr Andrews & Ingersoll, LLP serves as counsel to the Fund. PricewaterhouseCoopers LLP serves as the independent accountants of the Fund.

Custodians

First Union National Bank (successor to CoreStates Bank, N.A.), 530 Walnut Street, Philadelphia, Pennsylvania 19106, serves as the custodian for the Fund and each Portfolio (the "Custodian"). The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

Miscellaneous

As of November 16, 1998, the following persons owned of record or beneficially, at least 25% of the outstanding PBHG Class shares and certain Portfolios and may be deemed to be a controlling persons of that Portfolio for purposes of the 1940
Act: Charles Schwab & Co., - PBHG Technology & Communications Fund; Compass Bank
- PBHG Large Cap Value; National Financial Services Corp. - PBHG Mid-Cap Value Fund; and Charles Schwab % Co., - PBHG Mid-Cap Value Fund. The Travelers Insurance Company owned of record or beneficially, at least 25% of the outstanding Advisor Class shares of the PBHG Growth Fund and may be deemed to be a controlling person of that Portfolio for purposes of the 1940 Act.

GLOSSARY OF PERMITTED INVESTMENTS

The following is a description of permitted investments for the Portfolios:

American Depositary Receipts and Global Depositary Receipts ("GDRS") -- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Bankers' Acceptance -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificate of Deposit -- A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

Commercial Paper -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

Convertible Securities -- Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, the Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Demand Instruments -- Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

Derivatives -- Derivatives are securities that derive their value from other securities. The following are considered derivative securities: futures, options on futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., CMOs, REMICs, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPS) and privately issued stripped securities (e.g., TGRs, TRs and CATS). See elsewhere in this "Glossary of Permitted Investments" for discussions of these various instruments, and see "Investment Objectives and Policies" for more information about the investment policies and limitations applicable to their use.

Equity Securities -- Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Portfolio's net asset value.

Forward Foreign Currency Contracts -- Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar, or between foreign currencies in which a Portfolio's portfolio securities are or may be denominated. A forward foreign currency contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into each Portfolio's long-term investment strategies. However, the Adviser and the sub-advisers believe that it is important to have the flexibility to enter into forward foreign currency contracts when they determine that the best interests of any Portfolio will be served.

When the Adviser or a sub-adviser believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Portfolio in question may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency.

At the maturity of a forward foreign currency contract, a Portfolio may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Portfolio may realize a gain or loss from currency transactions.

Generally, a Portfolio will enter into forward foreign currency contracts only as a hedge against foreign currency exposure affecting the Portfolio or to hedge a specific security transaction or portfolio position. If a Portfolio enters into forward foreign currency contracts to cover activities which are essentially speculative, the Portfolio will segregate cash or readily marketable securities with its custodian, or a designated sub-custodian, in an amount at all times equal to or exceeding the Portfolio's commitment with respect to such contracts.

Futures Contracts and Options on Futures Contracts -- A purchase of a futures contract means the acquisition of a contractual right to obtain delivery of the securities or foreign currency, called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Portfolio incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. Each of the Portfolios may sell stock index futures contracts in anticipation of, or during, a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Each of the Portfolios may enter into futures contracts, and options thereon, to the extent that (i) aggregate initial margin deposits to establish positions other than "bona fide hedging" positions (and premiums paid for unexpired options on futures contracts) do not exceed 5% of the Portfolio's net assets and (ii) the total market value of obligations underlying all futures contracts does not exceed 50% of the value of each of the Portfolio's total assets.

Each Portfolio will maintain assets sufficient to meet its obligations under such futures or options contracts in a segregated margin account with the custodian bank or will otherwise comply with the SEC's position on asset coverage. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in the market and interest rates.

Illiquid Securities -- Securities that cannot be disposed of in the ordinary course of business within seven days at approximately the price at which the Portfolio has valued the security.

Mortgage-Backed Securities -- Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

Options -- Each Portfolio may invest in put and call options for various stocks and stock indices that are traded on national securities exchanges, from time to time as the Adviser deems to be appropriate. Options will be used for hedging purposes and will not be engaged in for speculative purposes. The aggregate value of option positions may not exceed 10% of the Portfolio's net assets as of the time the Portfolio enters into such options.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. Although the Portfolio will engage in option transactions only as hedging transactions and not for speculative purposes, there are risks associated with such investment including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser or a sub-adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the changes in market value of the stocks held by the Portfolio and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Portfolio will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. When writing options (other than covered call options), the Portfolio must establish and maintain a segregated account with the Portfolio's Custodian containing cash or other liquid assets in an amount at least equal to the market value of the option.

Receipts -- Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

Repurchase Agreements -- Agreements by which a person obtains a security and simultaneously commits to return it to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Fund's Custodians or their agents will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 102% of the purchase price. Each Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Adviser or a sub-adviser will enter into repurchase agreements on behalf of a Portfolio only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Directors. Repurchase agreements are considered loans under the 1940 Act, as well as for federal and state income tax purposes.

Restricted Securities -- Securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended ("1933 Act"), or an exemption from registration. A Portfolio may invest in restricted securities that the Adviser determines are not illiquid, based on guidelines and procedures developed and established by the Board of Directors of the Fund. The Board of Directors will periodically review such procedures and guidelines and will monitor the Adviser's implementation of such procedures and guidelines. Under these procedures and guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. The Fund may purchase restricted securities sold in reliance upon the exemption from registration provided by Rule 144A under the 1933 Act. Restricted securities may be difficult to value because market quotations may not be readily available. Because of the restrictions on the resale of restricted securities, they may pose liquidity problems for the Portfolios.

Securities Lending -- In order to generate additional income, certain of the Portfolios may lend the securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies or any combination of cash and such securities as collateral equal at all times to 100% of the market value of the securities lent. Each

Portfolio will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level of collateral at least equal to the value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser or sub-advisers to be of good standing and when, in the judgment of the Adviser or sub-advisers, the consideration which can be earned currently from such securities loans justifies the attendant risk.

Short Sales - A Portfolio may sell securities short when it is believed that the price of that security will decline. A short sale involves the sale of a security which the Portfolio does not own in the hope of purchasing the same security at a lower price at a later date. To make delivery to the buyer, the Portfolio must borrow the security from the broker-dealer executing the short sale. The broker-dealer is entitled to retain the proceeds from the short sale until the Portfolio delivers the securities sold short to the broker-dealer. The Portfolio also is required to pay any dividends paid securities sold short to the broker-dealer. The Portfolio normally closes out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of securities sold short. When the Portfolio closes out its short position, it receives the proceeds of the sale. The Portfolio will realize a gain if the price of the security declines between the date of the short sale and the date on which the Portfolio purchases a security to replace the borrowed security. On the other hand, the Portfolio will incur a loss if the price of the security increases between those dates. To secure its obligation to deliver the securities sold short, the Portfolio must segregate an amount of cash or liquid securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or liquid securities deposited as collateral with the broker-dealer in connection with the short sale. In addition, until the Portfolio closes out its short sale, it must maintain, on a daily basis, segregated assets at a level so that (i) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (ii) the amount deposited in its plus the amount deposited with the broker-dealer (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

Swaps -- As a way of managing its exposure to different types of investments, the International Fund may enter into interest rate swaps, currency swaps and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." In return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Portfolio's investments exposure from one type of investment to another. For example, if the Portfolio agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of investments and their share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and have a considerable impact on the Portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform and may decline in value if the counterparty's creditworthiness deteriorates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Portfolio may have under these types of arrangements will be covered by setting aside liquid securities in a segregated account. The Portfolio will enter into swaps only with counterparties deemed creditworthy by the Adviser.

Time Deposit -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. Government Agency Obligations -- Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Federal National Mortgage Association securities).

U.S. Government Securities -- Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations -- Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of STRIPS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive all of the principal ("principal-only" or "PO class"). The yield to maturity on IO classes and PO classes is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the portfolio yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories.

Variable and Floating Rate Instruments -- Certain obligations purchased by a Portfolio may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

When-Issued and Delayed-Delivery Securities -- When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging the Portfolio's assets. The Portfolios are permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Portfolios will maintain liquid assets in such accounts in an amount at least equal in value to each Portfolio's commitments to purchase when-issued securities.

                                      LOGO

                              THE PBHG FUNDS, INC.

                                   PROSPECTUS
                                ___________, 1999

                              The PBHG Funds, Inc.
                                 P.O. Box 419534
                           Kansas City, MO 64141-6534

                               Investment Adviser:
                        Pilgrim Baxter & Associates, Ltd.

                                  Distributor:
                        SEI Investments Distribution Co.

                                      LOGO

                            The Power of Discipline.
                        The rewards of time.(Servicemark)



                    To open an account, receive information,
                      make inquiries or request literature:

                                 1-800-433-0051

                                      Fund:
                              THE PBHG FUNDS, INC.

                                   Portfolios:
                                PBHG GROWTH FUND
                            PBHG EMERGING GROWTH FUND
                           PBHG NEW OPPORTUNITIES FUND
                           PBHG LARGE CAP GROWTH FUND
                             PBHG SELECT EQUITY FUND
                              PBHG CORE GROWTH FUND
                                PBHG LIMITED FUND
                             PBHG LARGE CAP 20 FUND
                            PBHG LARGE CAP VALUE FUND
                             PBHG MID-CAP VALUE FUND
                            PBHG SMALL CAP VALUE FUND
                             PBHG FOCUSED VALUE FUND
                             PBHG INTERNATIONAL FUND
                             PBHG CASH RESERVES FUND
                      PBHG TECHNOLOGY & COMMUNICATIONS FUND
                        PBHG STRATEGIC SMALL COMPANY FUND
          (each, a "Portfolio," collectively the "PBHG Fund" or "Fund")


                                    Adviser:
                        PILGRIM BAXTER & ASSOCIATES, LTD.

This Statement of Additional Information is not a prospectus and relates only to each of the Portfolios listed above. It is intended to provide additional information regarding the activities and operations of The PBHG Funds, Inc. (the "Fund" or "Registrant") and the Portfolios. The Statement of Additional Information should be read in conjunction with the Prospectus for the Portfolios' PBHG Class shares dated _________ __, 1999 with respect to the PBHG New Opportunities Fund and the PBHG Focused Value Fund and June 1, 1998 with respect to the other Portfolios and with the Prospectus for the Advisor Class of the PBHG Growth Fund shares dated June 1, 1998. The Prospectuses for the Portfolios may be obtained by calling 1-800-433-0051.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

THE FUND.....................................................................3

DESCRIPTION OF PERMITTED INVESTMENTS.........................................3

INVESTMENT LIMITATIONS......................................................12

THE ADVISER.................................................................18

THE SUB-ADVISERS............................................................21

THE ADMINISTRATOR AND SUB-ADMINISTRATOR.....................................23

THE DISTRIBUTOR.............................................................25

THE CUSTODIANS..............................................................26

DIRECTORS AND OFFICERS OF THE FUND..........................................26

COMPUTATION OF YIELD........................................................29

CALCULATION OF TOTAL RETURN.................................................30

PURCHASE AND REDEMPTION OF SHARES...........................................30

DETERMINATION OF NET ASSET VALUE............................................31

TAXES.......................................................................33

PORTFOLIO TRANSACTIONS......................................................39

DESCRIPTION OF SHARES.......................................................42

5% AND 25% SHAREHOLDERS.....................................................43

FINANCIAL STATEMENTS........................................................48

____________, 1999

THE FUND

This Statement of Additional Information relates to the Fund and each of its Portfolios. Each Portfolio is a separate series of The PBHG Funds, Inc. (the "Fund"), which was originally incorporated in Delaware on August 2, 1985 under the name PBHG Growth Fund, Inc. and commenced business shortly thereafter as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). On July 21, 1992, shareholders of the Fund approved an Agreement and Articles of Merger pursuant to which the Fund was reorganized and merged into a new Maryland corporation, also named PBHG Growth Fund, Inc. On September 8, 1993, the shareholders of the Fund voted to change the name of the Fund to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the shareholders voted to change the Fund's name to The PBHG Funds, Inc. The Restated Articles of Incorporation permit the Fund to offer separate classes of shares of each Portfolio. Shareholders may purchase shares through two separate classes, i.e., PBHG Class and Advisor Class (formerly the Trust Class) shares, which provide for differences in distribution costs, voting rights and dividends. Except for these differences, each PBHG Class share and each Advisor Class share of each Portfolio represents an equal proportionate interest in that Portfolio. See "Description of Shares." Currently only the PBHG Growth Fund offers Advisor Class shares. This Statement of Additional Information relates to both classes of shares of the Fund. No investment in shares of a Portfolio should be made without first reading the Portfolio's Prospectus. Capitalized terms not defined herein are defined in each Prospectus offering shares of the Portfolios.

DESCRIPTION OF PERMITTED INVESTMENTS

Repurchase Agreements

Repurchase agreements are agreements by which a person (e.g., a portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by a Portfolio, the Fund's custodians or their agents must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

Investment Company Shares

Investment company shares that each Portfolio may invest in are limited to shares of money market mutual funds, except as set forth under "Investment Limitations" below. Since such mutual funds pay management fees and other expenses, shareholders of the Portfolios would indirectly pay both Portfolio expenses and the expenses of underlying funds with respect to Portfolio assets invested therein. Applicable regulations prohibit a Portfolio from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition; (i) the Portfolio owns more than 3% of the total voting stock of the company; (ii) more than 5% of the Portfolio's total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of the Portfolio are invested in securities (other than treasury stock) issued by all investment companies. Each Portfolio has no current intention, in the foreseeable future, of investing more than 5% of its assets in investment company securities.

Illiquid Investments

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Adviser or Sub-Advisers determine the liquidity of the Fund's investments and, through reports from the Adviser or Sub-Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Adviser or Sub-Advisers may consider various factors including:
(i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser or Sub-Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors. If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the Securities Act of 1933) would have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Foreign Currency Transactions

A Portfolio may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolios.

In connection with purchases and sales of securities denominated in foreign currencies, a Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser or the applicable Sub-Advisers may enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. A Portfolio may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or the applicable Sub-Adviser.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemark or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, guidelines of the Securities Exchange Commission ("SEC") require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, each Portfolio will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the skill of the Adviser or the applicable Sub-Adviser in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the Adviser or the applicable Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Adviser or Sub-Adviser had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the Adviser or a Sub-Adviser hedges a Portfolio's currency exposure through proxy hedges, the Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser or the applicable Sub-Adviser increases a Portfolio's exposure to a foreign currency and that currency's value declines, the Portfolio will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser or the Sub-Advisers will be advantageous to a Portfolio or that it will hedge at an appropriate time.

Futures Contracts

A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain that Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Portfolio expects to earn interest income on its initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to that Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect each of the Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Limitations on Purchase and Sale of Futures Contracts. A Portfolio will not purchase or sell futures contracts unless either (i) the futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (ii) if purchased for other than "bona fide hedging" purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of that Portfolio's total assets. In instances involving the purchase of futures contracts by a Portfolio, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by that Portfolio or, in the case of index futures contracts, the Portfolio will own securities the price changes of which are, in the opinion of its Adviser expected to replicate substantially the movement of the index upon which the futures contract is based.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

Options

The types of options transactions that each Portfolio may utilize are discussed below.

Writing Call Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Portfolio owns securities not subject to a call option, a Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." A Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from a Portfolio's securities portfolio, that Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Portfolio may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by such Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. A Portfolio may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Portfolio will continue to receive interest or dividend income on the security. A Portfolio may also purchase call options on securities to protect against substantial increases in prices of securities that the Portfolio intend to purchase pending its ability to invest in an orderly manner in those securities. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

Securities Index Options. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities or securities it intends to purchase. A Portfolio will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Over-the-Counter Options. A Portfolio may enter into contracts with primary dealers with whom it may write over-the-counter options. Such contracts will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Such Portfolio has established standards of creditworthiness for these primary dealers, although the Portfolio may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

Risks of Transactions in Futures Contracts and Options

Futures. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to the Portfolio's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in that Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although a Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

Options. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, that Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolio will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

An exchange may establish limitations governing the maximum number of calls and puts in each class (whether or not covered) which may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that the Portfolio and clients advised by the Adviser or the applicable Sub-Adviser may constitute such a group. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may limit the number of options which a Portfolio can write on a particular security.

INVESTMENT LIMITATIONS

Fundamental Policies

Each Portfolio has adopted certain investment restrictions which, in addition to those restrictions in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio.

PBHG Growth Fund

The PBHG Growth Fund may not:

1. With respect to 75% of its assets, purchase more than 10% of the outstanding voting securities of any one issuer.

2. Pledge any of its assets, except that the Portfolio may pledge assets having a value of not more than 10% of its total assets in order to (i) secure permitted borrowings, or (ii) as may be necessary in connection with the Portfolio's use of options and futures contracts.

3. Purchase or write puts, calls or combinations thereof, except that the Portfolio may invest in and commit its assets to writing and purchasing only put and call options that are listed on a national securities exchange and issued by the Options Clearing Corporation to the extent permitted by the Prospectus and this Statement of Additional Information. In order to comply with the securities laws of several states, the Portfolio (as a matter of operating policy) will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options for that Portfolio exceeds 25% of the market value of that Portfolio's net assets.

4. Make loans except by the purchase of bonds or other debt obligations of types commonly offered publicly or privately and purchased by financial institutions, including investment in repurchase agreements, provided that the Portfolio will not make any investment in repurchase agreements maturing in more than seven days if such investments, together with any other illiquid securities held by the Portfolio, would exceed 15% of the value of its net assets.

5. Invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary broker's commission) or as part of a merger, consolidation or other acquisition.

6. Engage in the underwriting of securities of other issuers, except that the Portfolio may sell an investment position even though it may be deemed to be an underwriter as that term is defined in the 1933 Act.

7. Purchase or sell real estate, commodities or commodity contracts, except that the Portfolio may enter into futures contracts and options thereon that are listed on a national securities or commodities exchange where, as a result thereof, no more than 5% of the total assets for that Portfolio (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under Commodity Futures Trading Commission regulations, may be excluded in computing such 5% limit.

8. Invest in interests in oil, gas or other mineral exploration or development programs.

PBHG Emerging Growth Fund, PBHG Large Cap Growth Fund, PBHG Select Equity Fund, PBHG Core Growth Fund, PBHG Limited Fund, PBHG Large Cap 20 Fund, PBHG Large Cap Value Fund, PBHG Mid-cap Value Fund, PBHG Small Cap Value Fund, PBHG International Fund, PBHG Cash Reserves Fund, PBHG Technology & Communications Fund, PBHG Strategic Small Company Fund.

Each of the foregoing Portfolios may not:

1. Acquire more than 10% of the voting securities of any one issuer (except that the PBHG Large Cap 20 Fund is not subject to this limitation).

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets (or with respect to the PBHG Mid-Cap Value Fund and the

     PBHG Small Cap Value Fund, 33 1/3 of the value of the total assets of each such Portfolio). This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making investments.

4. Make loans, except that each Portfolio, in accordance with that Portfolio's investment objectives and policies, may (i) purchase or hold debt instruments, and (ii) enter into repurchase agreements as described in the Portfolio's Prospectus and this Statement of Additional Information. In addition, the PBHG Limited Fund, the PBHG Large Cap 20 Fund, the PBHG Large Cap Value Fund, the PBHG Mid-Cap Value Fund, the PBHG Small Cap Value Fund, the PBHG International Fund and the PBHG Strategic Small Company Fund may each lend its portfolio securities in an amount not exceeding one-third the value of its total assets.

5. Pledge, mortgage or hypothecate assets, except: (i) to secure temporary borrowings permitted by each Portfolio's limitation on permitted borrowings; or (ii) in connection with permitted transactions regarding options and futures contracts and, except for the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund, in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the occurrence of such pledge, mortgage or hypothecation.

6. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodity contracts, except that this shall not prevent a Portfolio from: (i) investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, or real estate investment trusts which deal in real estate or interests therein, pursuant to the Portfolio's investment objective and policies; and (ii) entering into futures contracts and options thereon that are listed on a national securities or commodities exchange where, as a result thereof, no more than 5% of the total assets for that Portfolio (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under the Commodity Futures Trading Commission regulations, may be excluded in computing the 5% limit. Each Portfolio (as a matter of operating policy) will utilize only listed futures contracts and options thereon.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that each Portfolio may: (i) obtain short-term credits as necessary for the clearance of security transactions; and (ii) establish margin accounts as may be necessary in connection with the Portfolio's use of options and futures contracts.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing money or pledging, mortgaging or hypothecating assets, as described in each Portfolio's limitation on borrowing money and each Portfolio's limitation on permitted borrowings and each Portfolio's limitation on pledging, mortgaging or hypothecating assets, or as permitted by rule, regulation or order of the SEC.

11. Invest in interests in oil, gas or other mineral exploration or development programs and, except for the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund, invest in oil, gas or mineral leases.

12. Except for the PBHG Large Cap 20 Fund, purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. With the exception of the PBHG Cash Reserves Fund, this restriction applies to 75% of each Portfolio's total assets.

13. Purchase any securities which would cause 25% or more of the total assets of a Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry.

PBHG Focused Value Fund and PBHG New Opportunities Fund

Each of the foregoing Portfolios may not:

1. Make loans except that each such Portfolio, in accordance with its investment objective and policies, may (a) purchase debt obligations, (b) enter into repurchase agreements and (c) lend its portfolio securities.

2. Act as an underwriter of securities of other issuers, except as it may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

3. Purchase or sell commodities or commodity contracts, except that each such Portfolio, in accordance with its investment objective and policies, may:
     (i) invest in readily marketable securities of issuers which invest or engage in such activities; and (ii) enter into forward contracts, futures contracts and options thereon.

4. Purchase or sell real estate, or real estate partnership interests, except that this limitation shall not prevent any such Portfolio from investing directly or indirectly in readily marketable securities of issuers which can invest in real estate, institutions that issue mortgages, or real estate investment trusts which deal with real estate or interests therein.

5. Issue senior securities (as defined in the 1940 Act) except as permitted in connection with the Portfolio's policies on borrowing and pledging, or as permitted by rule, regulation or order of the SEC.

6. Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer, except that up to 25% of its assets may be invested without regard to these limits.

     This limitation does not apply to the PBHG Focused Value Fund. For purposes of this investment limitation, the term "issuer" does not include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations.

7. Invest 25% or more of its total assets at the time of purchase in securities of issuers (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) whose principal business activities are in the same industry. For purposes of this investment limitation, state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas, gas transmission, electric, electric and gas, and telephone) and financial service companies will be classified according to end use of their service (e.g., automobile finance, bank finance, and diversified finance).

8. Borrow money (other than pursuant to reverse repurchase agreements) except for temporary or emergency purposes and then only in amounts up to 33 1/3% of the total assets of the PBHG Focused Value Fund and the PBHG New Opportunities Fund. The temporary borrowing will include, for example, borrowing to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, to facilitate the settlement of securities transactions, and is not for investment purposes. All borrowings in excess of 5% of a Portfolio's total assets will be repaid before making additional investments.

The foregoing percentages will apply at the time of each purchase of a security (except with respect to borrowings in excess of limitation 8(c) above which will be reduced consistent with the requirements of Section 18(f) of the 1940 Act).

Non-fundamental Policies

In addition to the foregoing, and the policies set forth in each Portfolio's Prospectus, each Portfolio has adopted additional investment restrictions which may be amended by the Board of Directors without a vote of shareholders.

PBHG Growth Fund

The PBHG Growth Fund may not:

1. Invest in the securities of foreign issuers if, at the time of acquisition, more than 15% of the value of the Portfolio's total assets would be invested in such securities.

2. Make short sales or purchase securities on margin; but it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.

3. Purchase or hold the securities of an issuer if, at the time thereof, any such purchase or holding would cause more than 15% of the Portfolio's net assets to be invested in illiquid securities. This limitation does not include any Rule 144A security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

PBHG Large Cap Growth Fund and PBHG Select Equity Fund, PBHG Core Growth Fund, PBHG Limited Fund, PBHG Large Cap 20 Fund, PBHG Large Cap Value Fund, PBHG Mid-cap Value Fund, PBHG Small Cap Value Fund, PBHG International Fund, PBHG Cash Reserves Fund, PBHG Technology & Communications Fund, PBHG Strategic Small Company Fund.

Each of the foregoing Portfolios may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board of Directors, based on trading markets for such security, to be liquid.

2. Purchase puts, calls, straddles, spreads, and any combination thereof, except to the extent permitted by the 1940 Act or the rules or regulations thereunder.

The foregoing percentages will apply at the time of each purchase of a security.


PBHG Focused Value Fund and PBHG New Opportunities Fund

Each of the foregoing Portfolios may not:

1. Pledge more than 10% of it's total assets, except that each such Portfolio may pledge assets to the extent permitted by the 1940 Act in order to (i) secure permitted borrowings or (ii) as may be necessary in connection with the Portfolio's use of options and futures contracts.

2. Purchase or hold the securities of an issuer if, at the time thereof, any such purchase or holding would cause more than 15% of the Portfolio's net assets to be invested in illiquid securities. This limitation does not include any Rule 144A security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

3. Purchase or sell puts, calls, straddles, spreads, and any combination thereof except that each such Portfolio may, in accordance with its investment objective and policies, write covered call options wit respect to all of its portfolio securities, write covered put options and enter into closing purchase transactions with respect to such options, engage in put and call option transactions and engage in interest rate and stock index futures contracts and related options transactions.

4. Purchase securities of open-end or closed-end investment companies, except to the extent permitted by the 1940 Act.

5.   Invest in companies for the purpose of exercising control.

6. Purchase securities on margin, except that each such Portfolio may: (i) obtain short-term credits as necessary for the clearance of security transactions; and (ii) establish margin accounts as may be necessary in connection with the Fund's use of options and futures contracts.

7. Invest in interests in oil, gas or other mineral leases, exploration or development programs, except that this shall not prevent a Portfolio from investing in readily marketable securities of issuers that invest or engage in oil, gas or other mineral leases, exploration or development programs or issuers secured by interest in such activities.

The foregoing percentages will apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities).

THE ADVISER

The Fund and Pilgrim Baxter & Associates, Ltd. have entered into an advisory agreement with respect to each Portfolio (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Fund or each of its Portfolios or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Fund in accordance with the Fund's investment objectives, policies and limitations; (ii) make investment decisions for the Fund; and (iii) place orders to purchase and sell securities for the Fund, subject to the supervision of the Board of Directors. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Fund. (See the Prospectuses for a description of expenses borne by the Fund.)

As of the date of this Statement of Additional Information, the PBHG New Opportunities Fund and the PBHG Focused Value Fund had not yet commenced investment operations. For the fiscal years and periods ended March 31, 1996, 1997, and 1998 each of the other Portfolios paid or waived the following advisory fees:


                                               Fees Paid                                    Fees Waived
Portfolio
                            -----------------------------------------------  ---------------------------------------------
                                  1996            1997             1998          1996          1997            1998
--------------------------  ---------------  --------------  ---------------  -----------  -------------  -----------------

PBHG Growth                   $15,198,342     $44,149,035      $47,429,208          $0           $0               $0
--------------------------  ---------------  --------------  ---------------  -----------  -------------  -----------------

PBHG Emerging Growth           $4,784,791     $10,774,907      $12,965,521          $0           $0               $0
--------------------------  ---------------  --------------  ---------------  -----------  -------------  -----------------

PBHG Large Cap Growth             $33,161(1)     $930,649       $1,014,896     $82,513           $0               $0
--------------------------  ---------------  --------------  ---------------  -----------  -------------  -----------------

PBHG Select Equity               $461,555(1)   $4,101,441       $3,228,253    $162,473           $0               $0
--------------------------  ---------------  --------------  ---------------  -----------  -------------  -----------------

PBHG Core Growth                 ($10,712)(2)  $2,918,000       $2,095,945     $33,489           $0               $0
--------------------------  ---------------  --------------  ---------------  -----------  -------------  -----------------

PBHG Limited                            *      $1,415,935(3)    $1,658,981           *           $0               $0
--------------------------  ---------------  --------------  ---------------  -----------  -------------  -----------------

PBHG Large Cap 20                       *        $183,335(4)      $924,747           *           $0               $0
--------------------------  ---------------  --------------  ---------------  -----------  -------------  -----------------

PBHG Large Cap Value                    *         $32,059(5)      $371,529           *       $8,931               $0
--------------------------  ---------------  --------------  ---------------  -----------  -------------  -----------------

PBHG Mid-Cap Value                      *               *         $207,661(7)        *            *               $0
--------------------------  ---------------  --------------  ---------------  -----------  -------------  -----------------

PBHG Small Cap Value                    *               *         $501,946(7)        *            *               $0
--------------------------  ---------------  --------------  ---------------  -----------  -------------  -----------------

PBHG International                $25,795        $176,992         $210,622     $88,733           $0               $0
--------------------------  ---------------  --------------  ---------------  -----------  -------------  -----------------

PBHG Cash Reserves                $66,035(1)     $678,965         $559,846     $99,136           $0               $0
--------------------------  ---------------  --------------  ---------------  -----------  -------------  -----------------

PBHG Technology                   $58,490(6)   $2,970,000       $5,105,411     $70,782           $0               $0
  & Communications
--------------------------  ---------------  --------------  ---------------  -----------  -------------  -----------------

PBHG Strategic                          *        $153,886(5)    $1,029,083           *           $0               $0
  Small Company
==========================  ===============  ==============  ===============  ===========  =============  =================

*    Not in operation during the period.

(1) For the period from April 5, 1995 (commencement of operations) through March 31, 1996.

(2) For the period from January 2, 1996 (commencement of operations) through March 31, 1996.

(3) For the period from July 1, 1996 (commencement of operations) through March 31, 1997.

(4) For the period from December 1, 1996 (commencement of operations) through March 31, 1997.

(5) For the period from January 2, 1997 (commencement of operations) through March 31, 1997.

(6) For the period from October 2, 1995 (commencement of operations) through March 31, 1996.

(7) For the period from May 1, 1997 (commencement of operations) through March 31, 1998.

In the interest of limiting the expenses of each Portfolio, the Adviser has entered into separate expense limitation agreements with the Fund (each, an "Expense Limitation Agreement") with respect to the PBHG Class shares of the PBHG Core Growth Fund, the PBHG Limited Fund, the PBHG Large Cap 20 Fund, the PBHG Large Cap Value Fund, the PBHG Mid-Cap Value Fund, the PBHG Small Cap Value Fund, the PBHG International Fund, the PBHG Strategic Small Company Fund, the PBHG Focused Value Fund and the PBHG New Opportunities Fund. Pursuant to each Expense Limitation Agreement the Adviser has agreed to waive or limit its advisory fees and to assume other expenses of the PBHG Class shares of each of the above referenced Portfolios to the extent necessary to limit the total annual operating expenses (expressed as a percentage of each Portfolio's average daily net assets) to 2.25% for the PBHG International Fund; 2.00% for the PBHG New Opportunities Fund and 1.50% for the other Portfolios. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of the PBHG Class shares to exceed 2.25% for the International Fund, 2.00% for the New Opportunities Fund and 1.50% for the other Portfolios. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio with respect to its PBHG Class shares and is less than 2.25% for the International Fund, 2.00% for the New Opportunities Fund and 1.50% for the other Portfolios; and
(iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

With respect to the Advisor Class shares of the PBHG Growth Fund, the Adviser has entered into an Expense Limitation Agreement with the Fund. Pursuant to such Expense Limitation Agreement, the Adviser has agreed to waive or limit its advisory fees and to assume other expenses of the Advisor Class shares of such Portfolio to the extent necessary to limit the total operating expenses (exclusive of Rule 12b-1 expenses) to 1.50% of average daily net assets of the Portfolio. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio (exclusive of Rule 12b-1 expenses) of the Advisor Class shares of the Portfolio to exceed 1.50%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio (exclusive of Rule 12b-1 expenses) with respect to the Advisor Class shares is less than 1.50%; and
(iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the Fund's outstanding voting securities and (ii) by the affirmative vote of a majority of the directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (i) at any time without penalty by the Fund upon the vote of a majority of the directors or by vote of the majority of the Fund's outstanding voting securities upon 60 days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days' written notice to the Fund. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

THE SUB-ADVISERS

Pilgrim Baxter Value Investors, Inc.

The Fund, on behalf of each of the PBHG Mid-Cap Value Fund, PBHG Large Cap Value Fund, PBHG Small Cap Value Fund, PBHG Strategic Small Company Fund, and PBHG Focused Value Fund, and the Adviser have entered into sub-advisory agreements (each, a "Sub-Advisory Agreement") with Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly owned subsidiary of the Adviser. Each Sub-Advisory Agreement provides certain limitations on Value Investors' liability, but also provides that Value Investors shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Sub-Advisory Agreement obligates Value Investors to: (i) manage the investment operations of the relevant Portfolio and the composition of the Portfolio's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objective, policies and limitation; (ii) provide supervision of the Portfolio's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Portfolio and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of each Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio and
(ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. Each Sub-Advisory Agreement may be terminated (i) by the Fund, without the payment of any penalty, by the vote of a majority of the Directors of the Fund or by the vote of a majority of the outstanding voting securities of the relevant Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Value Investors at any time, without the payment of any penalty, on 90 days' written notice to the other parties. Each Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

Murray Johnstone International Ltd.

The Fund, on behalf of the PBHG International Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Murray Johnstone International Ltd. ("Murray Johnstone"). The Sub-Advisory Agreement provides certain limitations on Murray Johnstone's liability, but also provides that Murray Johnstone shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from a breach of fiduciary duty with respect to the receipt of compensation for services thereunder.

The Sub-Advisory Agreement obligates Murray Johnstone to: (i) manage the investment operations of the PBHG International Fund and the composition of the Portfolio's portfolio, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objectives, policies and limitations; (ii) provide supervision of the Portfolio's investments and determine from time to time what investments and securities will be purchased, retained or sold by the Portfolio, and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the Fund's outstanding voting securities and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Portfolio at any time, without the payment of any penalty, by the vote of a majority of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Murray Johnstone at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

Wellington Management Company, LLP

The Fund, on behalf of the PBHG Cash Reserves Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Wellington Management Company, LLP ("Wellington"). The Sub-Advisory Agreement provides certain limitations on Wellington's liability, but also provides that Wellington shall not be protected against any liability to the Portfolio or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from a breach of fiduciary duty with respect to the receipt of compensation for services thereunder.

The Sub-Advisory Agreement obligates Wellington to: (i) manage the investment operations of the PBHG Cash Reserves Fund and the composition of the Portfolio's portfolio, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objectives, policies and restrictions; (ii) provide supervision of the Portfolio's investments and determine from time to time what investments and securities will be purchased, retained or sold by the Portfolio, and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Registration Statement or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The Sub-Advisory Agreement will continue in effect for a period of more than two years from the date thereof only so long as continuance is specifically approved at least annually in conformance with the

1940 Act; provided, however, that this Agreement may be terminated with respect to the Fund (i) by the Fund at any time, without the payment of any penalty, by the vote of a majority of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Wellington at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement shall terminate automatically and immediately in the event of its assignment as defined in the 1940 Act.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Fund and PBHG Fund Services (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement") on July 1, 1996 pursuant to which the Administrator oversees the administration of the Fund's and each Portfolio's business and affairs, including services performed by various third parties. The Administrator, a wholly-owned subsidiary of the Adviser, was organized as a Pennsylvania business trust and has its principal place of business at 825 Duportail Road, Wayne, Pennsylvania 19087. The Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of each Portfolio. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall remain in effect until December 31, 1999, and shall thereafter continue in successive periods of one year, unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Fund, the Administrator and SEI Fund Resources (the "Sub-Administrator") entered into the Sub-Administrative Services Agreement on July 1, 1996, as amended, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Fund. Prior to July 1, 1996, the Sub-Administrator served as the administrator of the Fund. The Sub-Administrator is an indirect wholly-owned subsidiary of SEI Investments Company ("SEI"). The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. The Sub-Administrative Services Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Sub-Administrative Agreement shall remain in effect until December 31, 2000, and shall continue in successive periods of one year, unless terminated by either party upon not less than 90 days' prior written notice to the other party.

Under the Sub-Administrative Services Agreement, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Fund, PBHG Advisor Funds, Inc., and PBHG Insurance Series Fund, Inc., calculated as follows: (i) 0.040% of the first $2.5 billion, plus (ii) 0.025% of the next $7.5 billion, plus (iii) 0.020% of the excess over $10 billion.

As of the date of this Statement of Additional Information, the PBHG New Opportunities Fund and the PBHG Focused Value Fund had not yet commenced operations. For the fiscal years and periods ended March 31, 1996, 1997 and 1998 each of the other Portfolios paid the following administration fees:

                                                  Fees Paid                    Fees Waived
Portfolio
                                ---------------------------------------------- -----------------------------------------------
                                1996           1997+           1998            1996             1997            1998
                                ----           ----            ----            ----             ----            ----
------------------------------  -------------- --------------  --------------- ---------------  --------------  --------------

PBHG Growth                      $3,576,064     $8,325,330       $8,369,860             $0           $0              $0
------------------------------  -------------- --------------  --------------- ---------------  --------------  --------------

PBHG Emerging Growth             $1,125,834     $2,026,934       $2,288,033             $0           $0              $0
------------------------------  -------------- --------------  --------------- ---------------  --------------  --------------

PBHG Large Cap Growth               $69,887(1)    $194,580         $202,979         $6,148           $0              $0
------------------------------  -------------- --------------  --------------- ---------------  --------------  --------------

PBHG Select Equity                 $158,422(1)    $762,481         $569,691         $6,148           $0              $0
------------------------------  -------------- --------------  --------------- ---------------  --------------  --------------

PBHG Core Growth                    $12,092(2)    $527,363         $369,872         $6,148           $0              $0
------------------------------  -------------- --------------  --------------- ---------------  --------------  --------------

PBHG Limited                              *       $212,390(3)      $248,847              *           $0              $0
------------------------------  -------------- --------------  --------------- ---------------  --------------  --------------

PBHG Large Cap 20                         *        $32,353(4)      $163,191              *           $0              $0
------------------------------  -------------- --------------  --------------- ---------------  --------------  --------------

PBHG Large Cap Value                      *         $5,658(5)       $84,777              *           $0              $0
------------------------------  -------------- --------------  --------------- ---------------  --------------  --------------

PBHG Mid-Cap Value                        *              *          $36,646(7)           *            *              $0
------------------------------  -------------- --------------  --------------- ---------------  --------------  --------------

PBHG Small Cap Value                      *              *          $75,292(7)           *            *              $0
------------------------------  -------------- --------------  --------------- ---------------  --------------  --------------

PBHG International                  $74,949        $40,069          $31,592             $0           $0              $0
------------------------------  -------------- --------------  --------------- ---------------  --------------  --------------

PBHG Cash Reserves                 $117,204(1)    $354,921         $279,921         $6,148           $0              $0
------------------------------  -------------- --------------  --------------- ---------------  --------------  --------------

PBHG Technology &                   $35,898(6)    $537,851         $900,954         $6,148           $0              $0
Communications
------------------------------  -------------- --------------  --------------- ---------------  --------------  --------------

PBHG Strategic Small                      *        $23,083(5)      $154,362              *           $0              $0
Company
==============================  ============== ==============  =============== ===============  ==============  ==============

*    Not in operation during the period.

+ From January 1, 1996 to June 30, 1996, SEI Fund Resources served as the Fund's Administrator. From July 1, 1996 to March 31, 1997, PBHG Fund Services served as the Fund's Administrator.

(1) For the period from April 5, 1995 (commencement of operations) through March 31, 1996.

(2) For the period from January 2, 1996 (commencement of operations) through March 31, 1996.

(3) For the period from July 1, 1996 (commencement of operations) through March 31, 1997.

(4) For the period from December 1, 1996 (commencement of operations) through March 31, 1997.

(5) For the period from January 1, 1997 (commencement of operations) through March 31, 1997.

(6) For the period from October 2, 1995 (commencement of operations) through March 31, 1996.

(7) For the period from May 1, 1997 (commencement of operations) through March 31, 1998.


THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI, and the Fund are parties to a distribution agreement (the "Distribution Agreement"). The Distributor is not entitled to receive any compensation for the distribution services it provides with respect to either class of shares.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act to enable the Advisor Class shares of the PBHG Growth Fund to directly and indirectly bear certain expenses relating to the distribution of such Shares. Pursuant to such Service Plan, the Fund shall be entitled to pay to financial intermediaries, plan fiduciaries, and investment professionals ("Service Providers") a shareholder servicing fee at the aggregate annual rate of up to 0.25% of such Portfolio's average daily net assets attributable to Advisor Class shares. The shareholder servicing fee is intended to compensate Service Providers for providing to shareholders or the underlying beneficial owners of Advisor Class shares: (i) personal support services; (ii) distribution assistance and distribution support services; and (iii) account maintenance services. In addition, insurance companies or their affiliates may be paid a shareholder servicing fee described for providing similar services to variable annuity or variable life insurance contract holders ("Contract Holders") or their participants for which such insurance companies are not otherwise compensated by Contract Holders or participants.

The Distributor shall prepare and deliver written reports to the Board of Directors of the Fund on a regular basis (at least quarterly) setting forth the payments made to Service Providers pursuant to the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Directors may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator or Adviser may benefit through increased fees from an increase in the net assets of the Fund which may have resulted in part from the expenditures, no interested person of the Fund nor any Director of the Fund who is not an interested person of the Fund had a direct or indirect financial interest in the operation of the Plan or any related agreement.

No compensation was paid to the Distributor for distribution services for the fiscal years ended March 31, 1996, 1997 and 1998. For the fiscal year ended March 31, 1998, $153,243 was paid to Service Providers pursuant to the Service Plan for the Advisor Class shares of the PBHG Growth Fund.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectus under the caption "How to Purchase Fund Shares."

Complete information concerning the method of exchanging shares of the Funds for shares of the other Funds is set forth in the Prospectus under the Caption "Exchange Privileges."

THE CUSTODIANS

First Union National Bank (successor to CoreStates Bank, N.A.), 530 Walnut Street, Philadelphia, Pennsylvania 19106, serves as the custodian for the Fund and each Portfolio other than the PBHG International Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 serves as the custodian for the PBHG International Fund (together, the "Custodians"). The Custodians hold cash, securities and other assets of the Fund as required by the 1940 Act.

DIRECTORS AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Directors under the laws of the State of Maryland. The Directors and executive officers of the Fund and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Director serves as a Director of two other registered investment companies advised by the Adviser and each officer serves as an officer in a similar capacity of two other investment companies advised by the Adviser. The age of each Director and officer is indicated in the parentheses.

JOHN R. BARTHOLDSON (51) - Director - Triumph Group Holdings, Inc. (manufacturing), 1255 Drummers Lane, Suite 200, Wayne, PA 19087-1590. Chief Financial Officer and Director, the Triumph Group Holdings, Inc. since 1992. Senior Vice President and Chief Financial Officer, Lukens, Inc., 1978-1992.

HAROLD J. BAXTER (51)* - Chairman of the Board and Director - Chairman, Chief Executive Officer and Director, the Adviser, 825 Duportail Road, Wayne, PA 19087. Trustee, the Administrator since May 1996. Chief Executive Officer, Value Investors, 825 Duportail Road, Wayne, PA 19087, since June 1996. Trustee, the Distributor since January 1998.

--------

* Mr. Baxter is a Director who may be deemed to be an "interested person" of the Company as that term is defined in the 1940 Act.

JETTIE M. EDWARDS (49) - Director - Syrus Associates, 76 Seaview Drive, Santa Barbara, California 93108. Consultant, Syrus Associates since 1986. Trustee, Provident Investment Counsel Trust (investment company) since 1992.

ALBERT A. MILLER (62) - Director - 7 Jennifer Drive, Holmdel, New Jersey 07733. Principal and Treasurer, JK Equipment Exporters since 1995. Advisor and Secretary, the Underwoman Shoppes Inc. (retail clothing stores) since 1980. Merchandising Group Vice President, R.H. Macy & Co., 1958-1995 (retired).

GARY L. PILGRIM (57) - President - Chief Investment Officer and Director, the Adviser since 1982. Trustee, the Administrator since May 1996. Director, Value Investors since June 1996.

SANDRA K. ORLOW (44) - Vice President - Vice President and Assistant Secretary of SEI and the Sub-Administrator since 1983 and SEI Investments since 1996.

KATHRYN L. STANTON (39) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI and the Sub-Administrator since 1994 and SEI Investments since 1996. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

TODD CIPPERMAN (32) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI and the Sub-Administrator since 1995 and SEI Investments since 1996. Associate, Dewey Ballantine (law firm) 1994-1995. Associate, Winston & Strawn, (law firm) 1991-1994.

MICHAEL J. HARRINGTON (29) - Vice President - Director of Fund Services, the Adviser since 1994. Secretary, the Administrator since May 1996. Vice President, the Distributor since January 1998. Account Manager, SEI, 1991-1994.

LEE T. CUMMINGS (34) - Treasurer, Chief Financial Officer and Controller - Director of Mutual Fund Operations, the Adviser since 1996. Treasurer, the Administrator since May 1996. Vice President and Treasurer, the Distributor since January 1998. Investment Accounting Officer, Delaware Group of Funds, 1994-1996. Vice President, Fund/Plan Services, Inc., 1992-1994.

BRIAN F. BEREZNAK (36) - Vice President - Trustee and President, the Administrator since May 1996. Chief Operating Officer, the Adviser from 1989 through December 31, 1996. Director, Value Investors since June 1996. President, the Distributor since January 1998.

JOHN M. ZERR (35) - Vice President and Secretary - General Counsel and Secretary, the Adviser since November 1996. General Counsel and Secretary, Value Investors since November 1996. General Counsel and Secretary, the Distributor since January 1998. Vice President and Assistant Secretary, Delaware Management Company, Inc. and the Delaware Group of Funds, 1995-1996. Associate, Ballard Spahr Andrews & Ingersoll (law firm), 1987-1995.

MEGHAN M. MAHON (30) - Vice President and Assistant Secretary since June 1998. Counsel, the Adviser since April 1998. Assistant Vice President, Assistant Secretary and Counsel, Delaware Management Company Inc. and the Delaware Group of Funds, 1997-1998. Associate, Drinker Biddle

& Reath, LLP (law firm) 1994-1997. Associate, McAleese, McGoldrick & Susanin (law firm) 1993-1994.

As of the date of this Statement of Additional Information, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of each class of shares of each Portfolio.

Each current Director of the Fund who is not an "interested person" of the Fund received the following compensation during the fiscal year ending March 31, 1998:

                                 Aggregate              Pension or
                                 Compensation From      Retirement          Estimated Annual       Total Compensation
                                 The Fund* as Part      Benefits Accrued    Benefits Upon          from the Fund and
Name of Person, Position         of Fund Expenses       to Directors*       Retirement             Fund Complex Paid
------------------------------  ----------------    ---------------------  ---------------------- --------------------------

John R. Bartholdson,                $34,917                  N/A                   N/A                $54,083 for services
Director                                                                                               on three Boards
------------------------------  ----------------    ---------------------  ---------------------- --------------------------

Harold J. Baxter,                   $0                       N/A                   N/A                    $0
Director**
------------------------------  ----------------    ---------------------  ---------------------- --------------------------

Jettie M. Edwards,                  $34,917                  N/A                   N/A                $54,083 for services
Director                                                                                               on three Boards
------------------------------  ----------------    ---------------------  ---------------------- --------------------------

Albert A. Miller,                   $34,917                  N/A                   N/A                $54,083 for services
Director                                                                                               on three Boards
==============================  ================    =====================  ====================== ==========================

* The Fund and Fund Complex are expected to pay in the aggregate approximately $84,500 to each Director who is not an "interested person" of the Registrant for the fiscal year ending March 31, 1999.

** Mr. Baxter is a Director who may be deemed to be an "interested person" of the Fund, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Fund.


Each Director is expected to receive $37,500 for services to the Fund for the fiscal year ending March 31, 1999.

COMPUTATION OF YIELD

From time to time the PBHG Cash Reserves Fund may advertise its "current yield" and "effective compound yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the PBHG Cash Reserves Fund refers to the income generated by an investment in the PBHG Cash Reserves Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the PBHG Cash Reserves Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of the PBHG Cash Reserves Fund will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes and income other than investment income) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the PBHG Cash Reserves Fund is determined by computing the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = ((Base Period Return + 1) 365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The yield of the PBHG Cash Reserves Fund fluctuates, and the annualization of a week's dividend is not a representation by the Fund as to what an investment in the PBHG Cash Reserves Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the PBHG Cash Reserves Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the PBHG Cash Reserves Fund and other factors.

Yields are one basis upon which investors may compare the PBHG Cash Reserves Fund with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

For the 7-day period ended September 30, 1998, the yield for the PBHG Cash Reserves Fund was 4.91% and the 7-day effective yield was 5.03%.

CALCULATION OF TOTAL RETURN

From time to time, each of the Portfolios may advertise its total returns. The total return refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

As of the date of this Statement of Additional Information, the PBHG New Opportunities Fund and the PBHG Focused Value Fund had not yet commenced operations. However, based on the foregoing, the average annual total returns for each of the Portfolios (other than the Cash Reserves Fund) from its inception through September 30, 1998, and for the one, five and ten year periods ended September 30, 1998, and the aggregate total returns for the Portfolios since inception, were as follows:



                                                                                                                Aggregate
                                                          Average Annual Total Return                           Total Return
-------------------------------- ------------------------------------------------------------------------------ -------------------

                                                                                                Since               Since
Portfolio                             One Year           Five Year           Ten Year           Inception           Inception
-------------------------------- ------------------  ------------------  ------------------ ------------------- -------------------

PBHG Growth (Advisor)                 -28.04%                  *                   *             -10.81%              -21.56%
PBHG Growth (PBHG)(1)                 -27.86%               6.56%              16.00%             15.78%              550.63%

-------------------------------- ------------------  ------------------  ------------------ ------------------- -------------------

PBHG Emerging Growth(2)               -25.55%              12.99%                  *              17.31%              132.96%
-------------------------------- ------------------  ------------------  ------------------ ------------------- -------------------

PBHG Large Cap Growth(3)               6.55%                   *                   *              24.47%              114.58%
-------------------------------- ------------------  ------------------  ------------------ ------------------- -------------------

PBHG Select Equity(4)                  -5.76%                  *                   *              24.53%              114.90%
-------------------------------- ------------------  ------------------  ------------------ ------------------- -------------------

PBHG Core Growth(5)                   -16.29%                  *                   *               2.80%                7.90%
-------------------------------- ------------------  ------------------  ------------------ ------------------- -------------------

PBHG Limited(6)                       -14.17%                  *                   *               7.17%                16.91%
-------------------------------- ------------------  ------------------  ------------------ ------------------- -------------------

PBHG Large Cap 20(7)                   29.38%                  *                   *              32.27%               67.08%
-------------------------------- ------------------  ------------------  ------------------ ------------------- -------------------

PBHG Large Cap Value(8)                 6.03%                  *                   *              17.22%               32.01%
-------------------------------- ------------------  ------------------  ------------------ ------------------- -------------------

PBHG Mid-Cap Value(12)                 -2.75                   *                   *              26.16%               39.06%
-------------------------------- ------------------  ------------------  ------------------ ------------------- -------------------

PBHG Small Cap Value(12)              -18.64%                  *                   *              12.62%               18.38%
-------------------------------- ------------------  ------------------  ------------------ ------------------- -------------------

PBHG International(9)                 -10.38%                  *                   *               3.06%               13.82%
-------------------------------- ------------------  ------------------  ------------------ ------------------- -------------------

PBHG Technology &                     -19.71%                  *                   *              21.62%               79.97%
  Communications(10)
-------------------------------- ------------------  ------------------  ------------------ ------------------- -------------------

PBHG Strategic Small Company(11)      -25.57%                  *                   *               0.02%                0.04%
================================ ==================  ==================  ================== =================== ===================


*      The Portfolio was not in operation for the full period.

(1) The PBHG Growth Fund commenced operations on December 19, 1985. The Advisor Class shares of this Portfolio commenced operations on August 19, 1996.

(2) The PBHG Emerging Growth Fund commenced operations with its predecessor on June 15, 1993.

(3)    The PBHG Large Cap Growth Fund commenced operations on April 5, 1995.

(4)    The PBHG Select Equity Fund commenced operations on April 5, 1995.

(5)    The PBHG Core Growth Fund commenced operations on January 2, 1996.

(6)    The PBHG Limited Fund commenced operations on July 1, 1996.

(7)    The PBHG Large Cap 20 Fund commenced operations on December 1, 1996.

(8)    The PBHG Large Cap Value Fund commenced operations on January 1, 1997.

(9)    The PBHG International Fund commenced operations on June 14, 1994.

(10) The PBHG Technology & Communications Fund commenced operations on October 2, 1995.

(11) The PBHG Strategic Small Company Fund commenced operations on January 1, 1997.

(12) The PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund commenced operations on May 1, 1997.

Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.


PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Fund: New Year's Day, Presidents' Day, Martin Luther King, Jr.'s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Portfolios are offered on a continuous basis.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolios in lieu of cash. Each PBHG Fund has made an election pursuant to Rule 18f-1 under the 1940 Act by which such Portfolio has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (1) $250,000 or (2) one percent of the net asset value of the Portfolio at the beginning of such 90-day period. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, Sub-Administrator, the Transfer Agent and/or the Custodian are not open for business.


DETERMINATION OF NET ASSET VALUE

The securities of each Portfolio are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Directors.

Portfolio securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the last bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Fund, if any, are valued at their fair value as determined in good faith by the Board of Directors.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value.

The net asset value per share of the PBHG Cash Reserves Fund is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the PBHG Cash Reserves Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the PBHG Cash Reserves Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the PBHG Cash Reserves Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Portfolio would experience a lower yield. The converse would apply in a period of rising interest rates.

The use of amortized cost valuation by the PBHG Cash Reserves Fund and the maintenance of the Portfolio's net asset value at $1.00 are permitted by regulations set forth in Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7 as amended, a money market portfolio must maintain a dollar-weighted average maturity in the Fund of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities" which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Directors. The Directors must approve or ratify the purchase of any unrated securities or securities rated by only one rating organization. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a Portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Portfolio's total assets or $1 million. The regulations also require the Directors to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Portfolio. However, there is no assurance that the Fund will be able to meet this objective. The Fund's procedures include the determination of the extent of deviation, if any, of the Portfolio's current net asset value per unit calculated using available market quotations from the Portfolio's amortized cost price per share at such intervals as the Directors deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Directors are required to consider promptly what action, if any, should be initiated. If the Directors believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Directors are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Portfolio incurs a significant loss or liability, the Directors have the authority to reduce pro rata the number of shares of that Portfolio in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

TAXES

The following is only a summary of certain income tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local income tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company

Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, each Portfolio must meet several other requirements. Among these requirements are the following: (i) each Portfolio must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Portfolio's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and
(iii) no more than 25% of the value of a Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test").

For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Portfolio's principal business may, under regulations not yet issued, be excluded from qualifying income.

If a Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of that Portfolio's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

Portfolio Distributions

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Capital gain dividends are taxable to shareholders as a long-term capital gain, regardless of the length of time a shareholder has held his shares.

Withholding

In certain cases, a Portfolio will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

Redemption or Exchange of Shares

Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss recognized by a shareholder on the sale of Portfolio shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Any loss recognized on a sale or exchange will be disallowed to the extent that Portfolio shares are sold and replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

Investment in Foreign Financial Instruments. Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Portfolio shares.

Hedging Transactions

Some of the forward foreign currency exchange contracts, options and futures contracts that the Portfolios may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Portfolios may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Portfolios. In addition, losses realized by the Portfolios on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Portfolios of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Portfolios (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

Each Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Transactions that may be engaged in by certain of the Portfolios (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Portfolio holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Portfolio will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

Requirements relating to each Portfolio's tax status as a RIC may limit the extent to which a Portfolio will be able to engage in transactions in options and futures contracts.

State Taxes

Distributions by a Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

Foreign Income Taxes

Foreign Tax Consequences

Investment Income received by the PBHG International Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Portfolio's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If the PBHG International Fund meets the Distribution Requirement and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Portfolio (the "Foreign Tax Credit Election"). Pursuant to the Foreign Tax Credit Election, the Portfolio will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. However, there are certain holding period requirements that must be satisfied by a shareholder before such shareholder will be allowed a deduction or credit. If the Portfolio makes the Foreign Tax Credit Election, it will report annually to its shareholders the respective amounts per share of the Portfolio's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Foreign Shareholders

Dividends from a Portfolio's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30%

(or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Portfolio's Foreign Tax Credit Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of a Portfolio or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale or redemption of shares of a Portfolio and capital gain dividends ordinarily will be subject to U.S. income tax at a rate of 30% (or lower applicable treaty rate) if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, the Portfolios may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided.

Notwithstanding the foregoing, if distributions by the Portfolios are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from such Portfolio's investment company taxable income, capital gains, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

Transfers by gift of shares of a Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in any of the Portfolios.

Miscellaneous Considerations

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 15, 1998. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Prospective shareholders are encouraged to consult their tax advisors as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Portfolio.

PORTFOLIO TRANSACTIONS

The Adviser or Sub-Advisers are authorized to select brokers and dealers to effect securities transactions for the Portfolios. The Adviser or Sub-Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser or Sub-Advisers generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Adviser or Sub-Advisers seek to select brokers or dealers that offer the Portfolios best price and execution or other services which are of benefit to the Portfolios. Certain brokers or dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to a Portfolio's public offering price. In the case of securities traded in the over-the-counter market, the Adviser or Sub-Advisers expect normally to seek to select primary market makers.

The Adviser or Sub-Advisers may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Adviser or Sub-Advisers. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser or Sub-Adviser, a Portfolio or other accounts managed by the Adviser or Sub-Adviser will be benefitted by supplemental research services, the Adviser or Sub-Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser or Sub-Advisers will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Advisers will find all of such services of value in advising the Portfolios.

It is expected that the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser or Sub-Advisers may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolio's or the Fund's expenses. In addition, the Adviser or Sub-Adviser may place orders for the purchase or sale of Portfolio securities with qualified broker-dealers that refer prospective shareholders to the Portfolios. The Directors, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") and subject to seeking best execution and such other policies as the Board of Directors may determine, the Advisers may consider sales of the Portfolio's shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

The Fund's Board of Directors has adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by the Portfolio. The Code of Ethics allows trades to be made in securities that may be held by the Portfolio, however, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information.

As of the date of this Statement of Additional Information, the PBHG New Opportunities Fund and the PBHG Focused Value Fund had not yet commenced operations. For the fiscal year and periods ended March 31, 1998, 1997, and 1996, for each of the other Portfolios paid brokerage fees as follows:


                                        Total Amount of       Total Amount           Total Amount
                                        Brokerage             of Brokerage           of Brokerage
                                        Commissions Paid      Commissions            Commissions
                                        in 1998               Paid in 1997           Paid in 1996
--------------------------------------  --------------------- ---------------------  ----------------------
PBHG Growth Fund                            $6,867,275         $4,696,917             $1,546,204
--------------------------------------  --------------------- ---------------------  ----------------------

PBHG Emerging Growth Fund+                    $822,133           $408,039               $702,027
--------------------------------------  --------------------- ---------------------  ----------------------

PBHG Large Cap Growth Fund                    $124,206           $138,111                $50,907(2)
--------------------------------------  --------------------- ---------------------  ----------------------

PBHG Select Equity Fund                       $355,670           $329,054               $204,485(2)
--------------------------------------  --------------------- ---------------------  ----------------------

PBHG Core Growth Fund                         $336,589           $306,218                $21,334(3)
--------------------------------------  --------------------- ---------------------  ----------------------

PBHG Limited Fund                              $81,540            $80,602(4)                   *
--------------------------------------  --------------------- ---------------------  ----------------------

PBHG Large Cap 20 Fund                        $167,891            $67,122(5)                   *
--------------------------------------  --------------------- ---------------------  ----------------------

PBHG Large Cap Value Fund                     $490,469            $40,128(6)                   *
--------------------------------------  --------------------- ---------------------  ----------------------

PBHG Mid-Cap Value Fund                       $301,165                  *                      *
--------------------------------------  --------------------- ---------------------  ----------------------

PBHG Small Cap Value Fund                     $407,791                  *                      *
--------------------------------------  --------------------- ---------------------  ----------------------

PBHG International Fund                       $110,586           $110,586               $152,429
--------------------------------------  --------------------- ---------------------  ----------------------

PBHG Cash Reserves Fund                             $0                 $0                     $0(2)
--------------------------------------  --------------------- ---------------------  ----------------------

PBHG Technology &                             $773,750           $646,233                $39,559(8)
Communications Fund
--------------------------------------  --------------------- ---------------------  ----------------------

PBHG Strategic Small                          $361,158           $162,617(6)                   *
Company Fund
======================================  ===================== =====================  ======================

                                     Total Amount of        Total Amount of         Total Amount of
                                     Brokerage              Brokerage               Brokerage               Percent of Total
                                     Commissions Paid       Commissions Paid        Commissions Paid to     Amount of Brokerage
                                     to the Distributor     to the Distributor in   Distributor  in         Commissions Paid to
                                     in 1996++              1997++                  1998++                  the Distributor in 1998
-----------------------------------  ---------------------  ---------------------   ----------------------  ------------------------

PBHG Growth Fund                           $102,795              $262,068               $235,453                        3%
-----------------------------------  ---------------------  ---------------------   ----------------------  ------------------------

PBHG Emerging Growth Fund+                  $50,416              $107,839                $59,704                        7%
-----------------------------------  ---------------------  ---------------------   ----------------------  ------------------------

PBHG Large Cap Growth Fund                     $890                $6,768                 $3,015                        2%
-----------------------------------  ---------------------  ---------------------   ----------------------  ------------------------

PBHG Select Equity Fund                      $4,862               $21,840                 $6,199                        2%
-----------------------------------  ---------------------  ---------------------   ----------------------  ------------------------

PBHG Core Growth Fund                          $362               $17,609                 $3,445                        1%
-----------------------------------  ---------------------  ---------------------   ----------------------  ------------------------

PBHG Limited Fund                                 *               $23,147                $10,081                       12%
-----------------------------------  ---------------------  ---------------------   ----------------------  ------------------------

PBHG Large Cap 20 Fund                            *                $3,003                 $4,244                        3%
-----------------------------------  ---------------------  ---------------------   ----------------------  ------------------------

PBHG Large Cap Value Fund                         *                  $428                   $795                        1%
-----------------------------------  ---------------------  ---------------------   ----------------------  ------------------------

PBHG Mid-Cap Value Fund                           *                     *                   $564                        1%
-----------------------------------  ---------------------  ---------------------   ----------------------  ------------------------

PBHG Small Cap Value Fund                         *                     *                 $1,155                        1%
-----------------------------------  ---------------------  ---------------------   ----------------------  ------------------------

PBHG International Fund                           0                    $0                     $0                        0%
-----------------------------------  ---------------------  ---------------------   ----------------------  ------------------------

PBHG Cash Reserves Fund                           0                    $0                     $0                        0%
-----------------------------------  ---------------------  ---------------------   ----------------------  ------------------------

PBHG Technology &                            $1,458               $24,434                $20,681                        3%
Communications Fund
-----------------------------------  ---------------------  ---------------------   ----------------------  ------------------------

PBHG Strategic Small                              *                $1,516                 $1,565                        1%
Company Fund
===================================  =====================  =====================   ======================  ========================

*    Not in operation during the period.

+ The PBHG Emerging Growth Fund acquired the assets and assumed the liabilities of the Pilgrim Baxter Emerging Growth Fund on June 1, 1994. The PBHG Emerging Growth Fund retained the October 31 fiscal year of its predecessor only for fiscal 1994. The PBHG Emerging Growth Fund changed its fiscal year end to March 31 in 1995.

++ These commissions were paid to the Distributor in connection with repurchase agreement transactions.

(1)  For the period from June 3, 1994 through March 31, 1995.

(2) For the period from April 5, 1995 (commencement of operations) through March 31, 1996.

(3) For the period from January 2, 1996 (commencement of operations) through March 31, 1996.

(4) For the period from July 1, 1996 (commencement of operations) through March 31, 1997.

(5) For the period from December 1, 1996 (commencement of operations) through March 31, 1997.

(6) For the period from January 2, 1997 (commencement of operations) through March 31, 1997.

(7) For the period from June 14, 1994 (commencement of operations) through March 31, 1995.

(8) For the period from October 2, 1995 (commencement of operations) through March 31, 1996.


Consistent with the Conduct Rules of the NASD and subject to seeking best execution and such other policies as the Board of Directors may determine, the Adviser may consider sales of Fund shares as a factor in the selection of dealers to execute portfolio transactions for the Fund.


DESCRIPTION OF SHARES

The Fund may increase the number of shares which each Portfolio is authorized to issue and may create additional portfolios of the Fund. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolio available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto.

5% AND 25% SHAREHOLDERS

As of November 16, 1998, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of the shares of the Portfolios. The Fund believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial clients. Persons owning of record or beneficially 25% or more of the outstanding share class of a Portfolio may be deemed to be a controlling person of that Portfolio for purposes of the 1940 Act.

                       PBHG Core Growth Fund - PBHG Class

Charles Schwab & Co., Inc.                                  16.97%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                           11.90%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

                     PBHG Emerging Growth Fund - PBHG Class

Charles Schwab & Co. Inc.                                   14.73%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                           10.25%
P.O. Box 3908
Church Street Station
New York, New York  10008-3908

Salomon Smith Barney Inc.                                    5.63%
NAV Program
333 W. 34th Street
New York, NY 10001-2483

                          PBHG Growth Fund - PBHG Class

Charles Schwab & Co. Inc.                                   14.33%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                            7.29%
P.O. 3908
Church Street Station
New York, New York  10008-3908

Fidelity Investments Institutional                           6.43%
Operations Co.
100 Magellan Way
Covington, KY  41015-3987

Connecticut General Life Insurance                           5.34%
350 Church Street
PO Box 2975
Hartford, CT 06104

The Manufacturers Life Insurance Co.                         6.37%
PO Box 600
Buffalo, NY 14201

                        PBHG Growth Fund - Advisor Class

The Travelers Insurance Company                             49.30%
ATTN:  Roger Ferland
1 Tower Square
Hartford, CT  06183-9001

Wilmington Trust Co.                                         9.10%
FBO General Cable Resource Plan
c/o Mutual Funds
1100 N. Market Street
Wilmington, DE 19801-3029

Wilmington Trust Company                                     5.18%
FBO Allied Waste 401(k) Plan
1100 N. Market Street
Wilmington, DE 19801-3029

Sisters of Mercy                                             7.63%
2300 Adeline Drive
Burlingame, CA  94010-5599

Fleet National Bank, Custodian                               6.86%
FBO Hoag Memorial Hospital Growth
ATTN:  0004683070
P.O. Box 92800
Rochester, NY  14692-8900


                     PBHG Large Cap Growth Fund - PBHG Class

Charles Schwab & Co. Inc.                                   22.08%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp                            14.71%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908


                         PBHG Limited Fund - PBHG Class

Charles Schwab & Co., Inc.                                   7.73%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

Northern Trust TR                                           14.61%
FBO J. Paul Getty Trust
P.O. Box 92956
Chicago, IL  60675-2956

                       PBHG Large Cap 20 Fund - PBHG Class

Charles Schwab & Co., Inc.                                  20.26%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                           14.72%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

                      PBHG Select Equity Fund - PBHG Class

Charles Schwab & Co. Inc.                                   20.35%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                           16.71%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

                     PBHG Large Cap Value Fund - PBHG Class

Compass Bank, Trustee                                       47.67%
Alfa Mutual Insurance Company
P.O. Box 11000
Montgomery, AL  36191-0001

Charles Schwab & Co., Inc.                                  10.03%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104

                         PBHG Mid-Cap Value - PBHG Class

National Financial Services Corp.                           26.63%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

Charles Schwab & Co, Inc.                                   25.64%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

Donaldson Lufkin & Jenrette                                  9.34%
PO Box 2052
Jersey City, NJ 07303

                        PBHG Small Cap Value - PBHG Class

National Financial Services Corp.                           10.26%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

Charles Schwab & Co., Inc.                                  24.15%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

The Northern Trust Co., Custodian                           23.75%
FBO Arthur Andersen
P.O. Box 92956
Chicago, IL 60675-2956

Donaldson Lufkin & Jenrette                                  9.91%
Transfer Dept., 5th Floor
P.O. Box 2052
Jersey City, NJ  07303-2052

                      PBHG International Fund - PBHG Class

Charles Schwab & Co., Inc.                                  11.85%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                            6.96%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

Donaldson Lufkin & Jenrette                                  7.57%
PO Box 2052
Jersey City, NJ 07303

                        PBHG Strategic Small Company Fund

Charles Schwab & Co., Inc.                                  15.29%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

               PBHG Technology & Communications Fund - PBHG Class

Charles Schwab & Co., Inc.                                  25.46%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                           14.13%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908


                      PBHG Cash Reserves Fund - PBHG Class

Harold J. Baxter &                                          16.12%
Christine E. Baxter JTTEN
825 Duportail Road
Wayne, PA 19087

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP located at 2400 Eleven Penn Center, Philadelphia, Pennsylvania, serves as the independent accountants for the Fund.

The audited financial statements for the fiscal year ended March 31, 1998 and the report of the independent accountants for that year are included in the Fund's Annual Report to Shareholders dated March 31, 1998. The Annual Report, except for pages one through nine thereof, is incorporated herein by reference and made a part of this document. These financial statements have been audited by PricewaterhouseCoopers LLP and incorporated by reference into the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in auditing and accounting. In addition, the unaudited financial statements for the Fund as of September 30, 1998 filed with the Funds' Semi-annual Report are incorporated by reference herein and are made part of this document.

No financial statements exist for the PBHG Focused Value Fund and the PBHG New Opportunities Fund because they have not commenced operation as of the date of this Statement of Additional Information.

                            PART C: OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)      Financial Statements:

         Part B - Statement of Additional Information:

The following financial statements are incorporated by reference to the Annual Report of The PBHG Funds, Inc. (the "Fund") dated March 31, 1998:

         Statement of Net Assets as of March 31, 1998
         Statement of Operations for the period ended March 31, 1998
         Statement of Changes in Net Assets for the period ended March 31, 1998 Financial Highlights for the fiscal year or period ended March 31, 1998 Notes to Financial Statements as of March 31, 1998

The following financial statements (unaudited) are incorporated by reference to the Semi-Annual Report of the Fund dated September 30, 1998:

         Statement of Net Assets as of September 30, 1998
         Statements of Assets and Liabilities as of September 30, 1998 Statements of Operations as of September 30, 1998
         Statements of Changes in Net Assets as of September 30, 1998 Financial Highlights for the fiscal year or period ended September 30, 1998 Notes to Financial Statements as of September 30, 1998


(b)      Exhibits:

         1(a) Articles of Restatement of the Articles of Incorporation of the Registrant filed October 21, 1998

         1(b)       Articles Supplementary of the Registrant filed
                    November 12, 1998

         2 Amended and Restated By-Laws of the Registrant adopted effective April 9, 1998(11)

         3          Voting trust agreement - none

         4          Specimen Common Stock Certificate(1)

         5(a)(1) Investment Advisory Agreement between Pilgrim Baxter & Associates and the Registrant dated April 28, 1995 and Schedule A dated April 1, 1997(9)

         5(a)(2) Form of Amendment to Investment Advisory Agreement between Pilgrim Baxter & Associates, Ltd. and the Registrant

         5(b) Investment Sub-Advisory Agreement between and among the Registrant on behalf of the PBHG Cash Reserves Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company dated April 4, 1995(6)

         5(c) Form of Investment Sub-Advisory Agreement between the Registrant, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc.

         5(d) Investment Sub-Advisory Agreement between and among the Registrant, on behalf of the International Fund, Pilgrim Baxter & Associates, Ltd. and Murray Johnstone International Limited dated June 30, 1995(6)

         5(e) Investment Sub-Advisory Agreement between and among the Registrant, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. on behalf of PBHG Large Cap Value Fund, dated December 16, 1996 (as revised effective
                    May 1, 1997)(9)

         5(f) Investment Sub-Advisory Agreement between and among the Registrant, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. on behalf of PBHG Strategic Small Company Fund, dated December 16, 1996(9)

         5(g) Investment Sub-Advisory Agreement between and among the Registrant, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. on behalf of PBHG Mid-Cap Value Fund dated April 1, 1997(9)

         5(h) Investment Sub-Advisory Agreement between and among the Registrant, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. on behalf of PBHG Small Cap Value Fund, dated April 1, 1997(9)

         6(a)(1) Distribution Agreement between the Registrant and SEI Financial Services Company dated July 1, 1996 and Schedule A dated April 1, 1997(9)

         6(a)(2) Form of Amendment to Distribution Agreement between the Registrant and SEI Financial Services Company

         6(b)       Form of Selling Group Agreement(3)

         6(c) Shareholder Services Agreement between the Registrant and PBHG Fund Services dated January 1, 1998

         7          Bonus, profit sharing or pension plans - none

         8(a)(1) Custodian Agreement between the Registrant and The Northern Trust Company on behalf of the International Fund(9)

         8(a)(2) First Amendment to Custody Agreement between the Registrant and The Northern Trust Company dated June 4, 1998 on behalf of the International Fund

         8(b)(1) Custodian Agreement between the Registrant and CoreStates Bank, N.A. and Schedule A dated April 1, 1997(9)

         8(b)(2) Form of Amendment to the Custodian Agreement between the Registrant and First Union National Bank, successor by merger to CoreStates Bank, N.A.

         9(a)(1) Administrative Services Agreement between the Registrant and PBHG Fund Services dated July 1, 1996 and Exhibit A dated April 1, 1997(9)

         9(a)(2) Form of Amendment to the Administrative Services Agreement between the Registrant and PBHG Fund Services

         9(b)(1) Sub-Administrative Services Agreement between the Registrant and SEI Fund Resources dated July 1, 1996 and Schedule A dated April 1, 1997(9)

         9(b)(2) Amendment dated May 1, 1998 to Sub-Administrative Services Agreement between the Registrant, PBHG Fund Services and SEI Fund Resources dated July 1, 1996

         9(b)(3) Form of Amendment to the Sub-Administrative Services Agreement between the Registrant, PBHG Fund Services and SEI Fund Resources

         9(c) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Core Growth Fund dated September 24, 1996(7)

         9(d) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Limited Fund dated September 24, 1996(7)

         9(e) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Large Cap 20 Fund dated November 24, 1996(8)

         9(f) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Large Cap Value Fund dated December 16, 1996(8)

         9(g) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Strategic Small Company Fund dated December 16, 1996(8)

         9(h) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG International Fund dated March 6, 1997(9)

         9(i) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Mid-Cap Value Fund dated April 1, 1997(9)

         9(j) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Small Cap Value Fund dated April 1, 1997(9)

         9(k) Form of Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd on behalf of each Portfolio with respect to its Advisor Class shares(10)

         9(l) Form of Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of each Portfolio listed on Schedule A

         10         Opinion and Consent of Ballard Spahr Andrews &
                    Ingersoll, LLP

         11         Consent of PricewaterhouseCoopers LLP

         12         Financial Statements omitted from Part B - none

         13 Letter from Philadelphia Life Insurance Company to the Registrant with respect to the initial capitalization of the Registrant(2)

         14(a) Southwestern Life Insurance Company Defined Benefit Pension Plan and Trust(1)

         14(b) Adoption Agreement for Southwestern Life Insurance Company Standardized Integrated Defined Benefit Pension Plan and Trust (with Pairing Provisions)(1)

         14(c) Adoption Agreement for Southwestern Life Insurance Company Standardized Non-Integrated Defined Benefit Pension Plan and Trust (with Pairing Provisions)(1)

         14(d) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Integrated Defined Benefit Pension Plan and Trust(1)

         14(e) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Non-Integrated Defined Benefit Pension Plan and Trust(1)

         14(f) Southwestern Life Insurance Company Combination Profit Sharing-Money Purchase Plan and Trust(1)

         14(g) Adoption Agreement for Southwestern Life Insurance Company Standardized Money Purchase Plan and Trust (with Pairing Provisions)(1)

         14(h) Adoption Agreement for Southwestern Life Insurance Company Standardized Profit Sharing Plan and Trust (with Pairing Provisions)(1)

         14(i) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Money Purchase Plan and Trust(1)

         14(j) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Profit Sharing Plan and Trust(1)

         14(k) Form 5305, Simplified Employee Pension-Individual Retirement Accounts Contribution Agreement(1)

         14(l)      Form 5305-A, Individual Retirement Custodial Account(1)

         14(m) Southwestern Life Insurance Company Tax Deferred Annuity Program Custodial Agreement(1)

         14(n) Amendment to Application for Investment Plans under a 403(b)(7) Plan(4)

         15 Plan pursuant to Rule 12b-1 with respect to Advisor Class shares(5)

         16 Schedule for computation of Performance Quotation provided in the Registration Statement(9)

         18 Rule 18f-3 Multiple Class Plan dated November 20, 1995 and Schedule A dated April 1, 1997(9)

         24(a)      Power of Attorney(11)

         24(b)      Power of Attorney(11)

         27         Financial Data Schedules(11)


---------------

 (1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 2-99810)

 (2) Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 2-99810)

 (3) Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 2-99810)

 (4) Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 2-99810)

 (5) Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File No. 2-99810)

 (6) Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 2-99810)

 (7) Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File No. 2-99810)

 (8) Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-99810)

 (9) Incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-99810)

(10) Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 2-99810)

(11) Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No.2-99810)


Item 25.  Persons Controlled by or under Common Control with Registrant

     There are no persons that are controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities

     As of November 15, 1998:

     Title of Class                                     Number of Record Holders
     --------------                                     ------------------------

PBHG Class

         PBHG Core Growth Fund                                   11,831
         PBHG Emerging Growth Fund                               48,139
         PBHG Growth Fund                                       136,943
         PBHG Large Cap Growth Fund                               9,497
         PBHG Large Cap 20 Fund                                  18,383
         PBHG Limited Fund                                        6,666
         PBHG Select Equity Fund                                 17,635
         PBHG Mid-Cap Value Fund                                  3,502
         PBHG Large Cap Value Fund                                2,666
         PBHG Small Cap Value Fund                                4,082
         PBHG International Fund                                  2,403
         PBHG Strategic Small Company Fund                        4,897
         PBHG Technology & Communications Fund                   22,720
         PBHG Cash Reserves Fund                                  6,672

Advisor Class

         PBHG Growth Fund                                            42


Item 27.  Indemnification

The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940, as amended ("1940 Act"). The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

The By-Laws of the Registrant include the following:


                                   ARTICLE IX
                     INDEMNIFICATION AND ADVANCE OF EXPENSES

         Section 1. Indemnification of Directors and Officers. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who, while serving as directors or officers, also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, real estate investment trust, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided for by this Article shall continue as to a person who has ceased to be a director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office ("disabling conduct").


Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the 1940 Act, as amended, and Release No. IC-11330 issued thereunder.

Item 28.  Business and Other Connections of the Investment Adviser:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


Name and Position with Pilgrim
Baxter & Associates, Ltd.               Name of Other Company                     Connection with Other Company
-------------------------               ---------------------                     -----------------------------
Harold J. Baxter                        Pilgrim Baxter Value Investors, Inc.      Director, Chairman and Chief Executive Officer
Director, Chairman and
Chief Executive Officer

                                        PBHG Fund Services                        Trustee

                                        PBHG Fund Distributors                    Trustee
                                        825 Duportail Road
                                        Wayne, PA 19087

                                        PBA Funding, Inc.                         Trustee

                                        United Asset Management                   Director
                                        Corporation



Gary L. Pilgrim                         PBHG Fund Services                        Trustee
Director, President (4/95 - 10/97)      825 Duportail Road
and Chief Investment Officer            Wayne, PA  19087


                                        Pilgrim Baxter Value Investors, Inc.      Director

Paul J. Hondros                         Pilgrim Baxter Value Investors, Inc.      Director, President and Chief Operating Officer
President and Chief
Operating Officer

Brian F. Bereznak                       PBHG Fund Services                        President and Trustee
Chief Operating Officer
(5/95 - 10/97)

Eric C. Schneider                       Pilgrim Baxter Value Investors, Inc.      Chief Financial Officer and Treasurer
Chief Financial Officer
and Treasurer

                                        PBHG Fund Services                        Chief Financial Officer

                                        PBHG Fund Distributors                    Trustee
                                        825 Duportail Road
                                        Wayne, PA 19087

                                        PBA Funding, Inc.                         Treasurer

John M. Zerr                            Pilgrim Baxter Value Investors, Inc.      General Counsel and Secretary
General Counsel and Secretary

                                        PBHG Fund Services                        General Counsel and Secretary

                                        PBHG Fund Distributors                    General Counsel and Secretary
                                        825 Duportail Road
                                        Wayne, PA 19087

                                        PBA Funding, Inc.                         Secretary



Name and Position with Pilgrim Baxter
Value Investors, Inc.                   Name of Other Company                     Connection with Other Company
---------------------                   ---------------------                     -----------------------------
Harold J. Baxter                        Pilgrim Baxter & Associates, Ltd.         Director, Chairman and Chief Executive Officer
Director, Chairman and Chief Executive
Officer

                                        PBHG Fund Services                        Trustee

                                        PBHG Fund Distributors                    Trustee
                                        825 Duportail Road
                                        Wayne, PA 19087

                                        United Asset Management Corporation       Director

Brian F. Bereznak                       Pilgrim Baxter & Associates, Ltd.         Chief Operating Officer (5/95 - 10/97)
Director

                                        PBHG Fund Services                        President and Trustee

Gary L. Pilgrim                         Pilgrim Baxter & Associates, Ltd.         Director, Chief Investment Officer,
Director                                                                          President, (4/95 - 10/97), Secretary
                                                                                  (5/95 - 12/96)

                                        PBHG Fund Services                        Trustee
                                        825 Duportail Road
                                        Wayne, PA 19087

Paul J. Hondros                         Pilgrim Baxter & Associates, Ltd.         President and Chief Operating Officer
Director, President and
Chief Operating Officer

David W. Jennings                       Pilgrim Baxter & Associates, Ltd.         Director of Client
Director, President and Chief           825 Duportail Road                        Service
Operating Officer (10/96 - 1/98)        Wayne, PA  19087

Eric C. Schneider                       Pilgrim Baxter & Associates, Ltd.         Chief Financial Officer and Treasurer
Chief Financial Officer and
Treasurer

                                        PBHG Fund Services                        Chief Financial Officer

                                        PBHG Fund Distributors                    Trustee
                                        825 Duportail Road
                                        Wayne, PA 19087

                                        PBA Funding, Inc.                         Treasurer

John M. Zerr                            Pilgrim Baxter & Associates, Ltd.         General Counsel and Secretary
General Counsel and Secretary

                                        PBHG Fund Services                        General Counsel and Secretary

                                        PBHG Fund Distributors                    General Counsel and Secretary
                                        825 Duportail Road
                                        Wayne, PA 19087

                                        PBA Funding, Inc.                         Secretary

The list required by this Item 28 of officers and directors of Murray Johnstone International Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Murray Johnstone International Limited pursuant to the Investment Advisers Act of 1940, as amended ("Advisers Act"), (SEC File No. 801-34926).

The list required by this Item 28 of officers and directors of Wellington Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

Item 29.  Principal Underwriters

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                           July 15, 1982
SEI Liquid Asset Trust                           November 29, 1982
SEI Tax Exempt Trust                             December 3, 1982
SEI Index Funds                                  July 10, 1985
SEI Institutional Managed Trust                  January 22, 1987
SEI Institutional International Trust            August 30, 1988
The Advisors' Inner Circle Fund                  November 14, 1991
The Pillar Funds                                 February 28, 1992
CUFund                                           May 1, 1992
STI Classic Funds                                May 29, 1992
First American Funds, Inc.                       November 1, 1992
First American Investment Funds, Inc.            November 1, 1992
The Arbor Fund                                   January 28, 1993
Boston 1784 Funds (R)                            June 1, 1993
Morgan Grenfell Investment Trust                 January 3, 1994
The Achievement Funds Trust                      December 27, 1994
Bishop Street Funds                              January 27, 1995
CrestFunds, Inc.                                 March 1, 1995
STI Classic Variable Trust                       August 18, 1995
Ark Funds                                        November 1, 1995
Monitor Funds                                    January 11, 1996
FMB Funds, Inc.                                  March 1, 1996
SEI Asset Allocation Trust                       April 1, 1996
TIP Funds                                        April 28, 1996

TIP Institutional Funds                           January 1, 1998
SEI Institutional Investments Trust               June 14, 1996
First American Strategy Funds, Inc.               October 1, 1996
HighMark Funds                                    February 15, 1997
Armada Funds                                      March 8, 1997
PBHG Insurance Series Fund, Inc.                  April 1, 1997
Expedition Funds                                  June 9, 1997
Oak Associates Funds                              February 25, 1998

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

     (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B.

The principal business address of each person named in the table below is SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456

                                                                                             Positions and Offices
Name                             Positions and Offices with Underwriter                      with Registrant
----                             --------------------------------------                      ---------------
Alfred P. West, Jr.              Director & Chairman of the Board of Directors               -
Henry H. Greer                   Director                                                    -
Carmen V. Romeo                  Director, Executive Vice President
Mark J. Held                     President & Chief Operating Officer                         -
Robert M. Silvestri              Chief Financial Officer & Treasurer                         -
Gilbert L. Beebower              Executive Vice President                                    -
Richard B. Lieb                  Executive Vice President                                    -
Leo J. Dolan, Jr.                Senior Vice President                                       -
Carl A. Guarino                  Senior Vice President                                       -
Larry Hutchinson                 Senior Vice President
Jack May                         Senior Vice President
Dennis J. McGonigle              Executive Vice President                                    -
Hartland J. McKeown              Senior Vice President                                       -
Barbara J. Moore                 Senior Vice President                                       -
Kevin P. Robins                  Senior Vice President,                                      Vice President &
                                   General Counsel & Secretary                                 Assistant Secretary
Patrick K. Walsh                 Senior Vice President                                       -
Robert Crudup                    Vice President & Managing Director                          -
Vic Galef                        Vice President & Managing Director                          -
Kim Kirk                         Vice President & Managing Director                          -
John Krzeminski                  Vice President & Managing Director                          -

Carolyn McLaurin                 Vice President & Managing Director                          -
W. Kelso Morrill                 Vice President & Managing Director                          -
Mark Samuels                     Vice President & Managing Director                          -
Wayne M. Withrow                 Vice President & Managing Director                          -
Robert Aller                     Vice President                                              -
Gordon W. Carpenter              Vice President                                              -
Todd Cipperman                   Vice President & Assistant Secretary                        Vice President &
                                                                                               Assistant Secretary
Barbara Doyne                    Vice President                                              -
Jeff Drennen                     Vice President                                              -
Kathy Heilig                     Vice President & Treasurer                                  -
Samuel King                      Vice President                                              -
Joanne Nelson                    Vice President                                              -
Joseph M. O'Donnell              Vice President                                              -
Sandra K. Orlow                  Vice President & Secretary                                  Vice President &
                                                                                               Assistant Secretary
Cynthia M. Parrish               Vice President & Assistant Secretary                        -
Kim Rainey                       Vice President                                              -
Steve Smith                      Vice President                                              -
Daniel Spaventa                  Vice President                                              -
Kathryn L. Stanton               Vice President & Assistant Secretary                        Vice President &
                                                                                               Assistant Secretary
S. Courtney E. Collier           Vice President & Assistant Secretary                        -
Lydia A. Gavalis                 Vice President & Assistant Secretary                        -
Greg Gettinger                   Vice President & Assistant Secretary                        -
Jeff Jacobs                      Vice President                                              -
Mark Nagle                       Vice President                                              -
Lynda J. Striegel                Vice President & Assistant Secretary                        -


c.   None.


Item 30.  Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a), 31a-1(b)(1), (2)(a) and (b), (3), (6), (8),
     (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

     First Union National Bank    The Northern Trust Company
     530 Walnut Street            50 South LaSalle Street
     Philadelphia, PA  19106      Chicago, IL  60675

(b)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
     (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

     SEI Fund Resources
     One Freedom Valley Road
     Oaks, PA  19456


(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

     Pilgrim Baxter & Associates, Ltd.  Murray Johnstone
     825 Duportail Road                 International Limited
     Wayne, PA  19087                   11 West Nile Street
                                        Glasgow, Scotland  G12PX

     Wellington Management Company, LLP Pilgrim Baxter Value Investors, Inc.
     75 State Street                    825 Duportail Road
     Boston, MA  02109                  Wayne, PA 19087


Item 31.  Management Services:  None.

Item 32.  Undertakings


     Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 34 to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on the 23rd day of November, 1998.

                                        THE PBHG FUNDS, INC.
                                        Registrant

                                        By: /s/ Harold J. Baxter
                                            ------------------------------
                                            Harold J. Baxter
                                            Chairman and Director

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                               TITLE                              DATE

/s/ Harold J. Baxter
____________________                    Chairman and Director             November 23, 1998
Harold J. Baxter                                                          -----------------

         *
____________________                    Director                          November 23, 1998
John R. Bartholdson                                                       -----------------

         *
____________________                    Director                          November 23, 1998
Jettie M. Edwards                                                         -----------------

         *
____________________                    Director                          November 23, 1998
Albert A. Miller                                                          -----------------

         *
____________________                    President                         November 23, 1998
Gary L. Pilgrim                                                           -----------------

/s/ Brian F. Bereznak
____________________                    Vice President                    November 23, 1998
Brian F. Bereznak                                                         -----------------

/s/ Lee T. Cummings
____________________                    Treasurer, Chief Financial        November 23, 1998
Lee T. Cummings                         Officer and Controller            -----------------



* By:  /s/ Harold J. Baxter
      -----------------------------
       Harold J. Baxter
       (Attorney-in-Fact)

                                  EXHIBIT LIST

Exhibit Number                 Description
--------------                 -----------

EX-99.1(a)                     Articles of Restatement of the Articles of
                               Incorporation of The PBHG Funds, Inc. filed
                               October 21, 1998

EX-99.1(b)                     Articles Supplementary of The PBHG Funds, Inc.
                               filed November 12, 1998

EX-99.5(a)(2)                  Form of Amendment to Investment Advisory
                               Agreement between Pilgrim Baxter & Associates,
                               Ltd. and the Registrant

EX-99.5(c)                     Form of Investment Sub-Advisory Agreement between
                               the Registrant, Pilgrim Baxter & Associates, Ltd.
                               and Pilgrim Baxter Value Investors, Inc.

EX-99.6(a)(2)                  Form of Amendment to Distribution Agreement
                               between the Registrant and SEI Financial
                               Services Company

EX-99.6(c)                     Shareholder Services Agreement between the
                               Registrant and PBHG Fund Services dated
                               January 1, 1998

EX-99.8(a)(2)                  First Amendment to Custody Agreement between the
                               Registrant and The Northern Trust Company dated
                               June 4, 1998 on behalf of the International Fund

EX-99.8(b)(2)                  Form of Amendment to the Custodian Agreement
                               between the Registrant and First Union National
                               Bank, successor by merger to CoreStates
                               Bank, N.A.

EX-99.9(a)(2)                  Form of Amendment to the Administrative Services
                               Agreement between the Registrant and PBHG
                               Fund Services

EX-99.9(b)(2)                  Amendment dated May 1, 1998 to Sub-Administrative
                               Services Agreement between the Registrant, PBHG
                               Fund Services and SEI Fund Resources dated
                               July 1, 1996

EX-99.9(b)(3)                  Form of Amendment to the Sub-Administrative
                               Services Agreement between the Registrant, PBHG
                               Fund Services and SEI Fund Resources

EX-99.9(l)                     Form of Expense Limitation Agreement between the
                               Registrant and Pilgrim Baxter & Associates, Ltd.
                               on behalf of each Portfolio listed on Schedule A

EX-99.10                       Opinion and Consent of Ballard Spahr Andrews &
                               Ingersoll, LLP

EX-99.11                       Consent of PricewaterhouseCoopers LLP